File No. 333-[                  ]

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 2018

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. [  ]

Post-Effective Amendment No. [  ]

JNL Series Trust

(Exact Name of Registrant as Specified in Charter)

1 Corporate Way

Lansing, Michigan 48951

(Address of Principal Executive Offices)

(517) 381-5500

(Registrant’s Area Code and Telephone Number)

225 West Wacker Drive

Chicago, Illinois 60606

(Mailing Address)

With copies to:

EMILY J. BENNETT, ESQ. JNL Series Trust 1 Corporate Way Lansing, Michigan 48951	PAULITA PIKE, ESQ. Ropes & Gray LLP 191 North Wacker Drive Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement will become effective on February 4, 2019, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of securities being registered: Class A and Class I Shares of beneficial interest in the series of the registrant designated as the JNL/Mellon Capital Index 5 Fund.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 033-87244 and 811-08894).

JNL SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Contract Owners

Information Statement

Part A - Information Statement/Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

JACKSON NATIONAL LIFE INSURANCE COMPANY

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

1 Corporate Way

Lansing, Michigan 48951

February 4, 2019

Dear Contract Owner:

We are writing to inform you of an important matter concerning your allocation of contract values under your variable annuity contract to the investment division of your separate account that invests in the JNL/Mellon Capital 10 x 10 Fund (the “10 x 10 Fund” or the “Acquired Fund”), a series of the JNL Series Trust (the “Trust”). At a meeting held on December 10-12, 2018, the Board of Trustees of the Acquired Fund (the “Board”) approved the reorganization (the “Reorganization”) of the Acquired Fund into the JNL/Mellon Capital Index 5 Fund (the “Index 5 Fund” or the “Acquiring Fund”), also a series of the Trust. The Acquired Fund and the Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”

The Board considered that the 10 x 10 Fund was launched to provide capital appreciation and income by investing in shares of certain funds (“Underlying Funds”). The Board noted that 10 x 10 Fund and the Index 5 Fund are both passively managed funds-of-funds. Thus, the Board considered the recommendation of Jackson National Asset Management, LLC ("JNAM"), the investment adviser to the Funds, to merge the 10 x 10 Fund into the Index 5 Fund given the Index 5 Fund’s similar portfolio composition, fundamental policies, and asset overlap with the 10 x 10 Fund. The Board did not determine any considerations related to this Reorganization to be adverse.

The Board, after careful consideration, approved the Reorganization. After considering JNAM's recommendation, the Board concluded that: (i) the Reorganization will benefit the shareholders of the Acquired Fund; (ii) the Reorganization is in the best interests of the Acquired Fund; and (iii) the interests of the shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. No one factor was determinative, and each Trustee may have attributed different weights to the various factors.

Effective as of the close of business on April 26, 2019, or on such later date as may be deemed necessary in the judgment of the Board or in accordance with the Plan of Reorganization (the “Closing Date”), you will invest indirectly in shares of the Acquiring Fund in an amount equal to the dollar value of your interest in the Acquired Fund on the Closing Date. As of the date hereof, it is not expected that the Closing Date will be postponed. No sales charge, redemption fees, or other transaction fees will be imposed in the Reorganization. The Reorganization will not cause any fees or charges under your contract to be greater after the Reorganization than before the Reorganization, and the Reorganization will not alter your rights under your contract or the obligations of the insurance company that issued the contract. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

While no action is required of you with regard to the Reorganization, you may wish to take actions relating to your future allocation of premium payments under your insurance contract to the various investment divisions (the “Divisions”) of the separate account. You may execute certain changes prior to the Reorganization, in addition to participating in the Reorganization with regard to the Acquiring Fund, such as allocating your premium payments to other Divisions.

All actions with regard to the Acquired Fund need to be completed by the Closing Date. In the absence of new instructions prior to the Closing Date, future premium payments previously allocated to the Acquired Fund Division will be allocated to the Acquiring Fund Division. The Acquiring Fund Division will be the Division for future allocations under the Dollar Cost Averaging, Earnings Sweep, and Rebalancing Programs (together, the “Programs”). In addition to the Acquiring Fund Division, there are other Divisions investing in mutual funds that seek capital appreciation. If you want to transfer all or a portion of your Contract value out of the Acquired Fund Division prior to the Reorganization, you may do so and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. In addition, if you want to transfer all or a portion of your Contract value out of the Acquiring Fund Division after the Reorganization, you may do so within 60 days following the Closing Date and that transfer will not be treated as a transfer for the purpose of determining how many subsequent transfers may be made in any period or how many may be made in any period without charge. You will be provided with an additional notification of this free-transfer policy on or about April 29, 2019.

If you want to change your allocation instructions as to your future premium payments or the Programs or if you require summary descriptions of the other underlying funds and Divisions available under your contract or additional copies of the prospectuses for other funds underlying the Divisions, please contact:

For Jackson variable annuity policies:

Annuity Service Center
P.O. Box 30314
Lansing, Michigan 48909-7814
1-800-644-4565
www.jackson.com

For Jackson New York variable annuity policies:

Jackson of NY Service Center
P.O. Box 30313
Lansing, Michigan 48909-7813
1-800-599-5651
www.jackson.com

NO ACTION ON YOUR PART IS REQUIRED REGARDING THE REORGANIZATION. YOU WILL AUTOMATICALLY RECEIVE SHARES OF THE ACQUIRING FUND IN EXCHANGE FOR YOUR SHARES OF THE ACQUIRED FUND AS OF THE CLOSING DATE. THE BOARD IS NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND A PROXY.

Very truly yours,

Mark D. Nerud
Trustee, President, and Chief Executive Officer
JNL Series Trust

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INFORMATION STATEMENT

for

JNL/Mellon Capital 10 x 10 Fund, a series of JNL Series Trust

and

PROSPECTUS

for

JNL/Mellon Capital Index 5 Fund, a series of JNL Series Trust

Dated

February 4, 2019

1 Corporate Way

Lansing, Michigan 48951

(517) 381-5500

This Information Statement and Prospectus (the “Information Statement/Prospectus”) is being furnished to owners of variable annuity contracts or certificates (the “Contracts”) (the “Contract Owners”) issued by Jackson National Life Insurance Company (“Jackson National”) or Jackson National Life Insurance Company of New York (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of January 25, 2019, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in the JNL/Mellon Capital 10 x 10 Fund (the “10 x 10 Fund” or the “Acquired Fund”), a series of the JNL Series Trust (“Trust”), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”).

This Information Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders that were invested in the Acquired Fund as of January 25, 2019.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS INFORMATION STATEMENT/PROSPECTUS OR DETERMINED IF THIS INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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At a meeting of the Trust’s Board of Trustees (the “Board”) held on December 10-12, 2018, the Board approved the Plan of Reorganization, which provides for the reorganization of the 10 x 10 Fund into the JNL/Mellon Capital Index 5 Fund (“Index 5 Fund” or the “Acquiring Fund”), also a series of the Trust. The reorganization referred to above is referred to herein as the “Reorganization.” The following documents have been filed with the SEC and are incorporated by reference into this Information Statement/Prospectus:

1.	The Prospectus and Statement of Additional Information of the Trust, each dated April 30, 2018, as supplemented, with respect to the Acquired Fund (File Nos. 033-87244 and 811-08894);
2.	The Annual Report to Shareholders of the Trust with respect to the Acquired Fund for the fiscal year ended December 31, 2017 (File Nos. 033-87244 and 811-08894);
3.	The Semi-Annual Report to Shareholders of the Trust with respect to the Acquired Fund for the period ended June 30, 2018 (File Nos. 033-87244 and 811-08894);
4.	The Statement of Additional Information dated February 4, 2019, relating to the Reorganization (File No. 333-[ ]).

For a free copy of any of the above documents, please call or write to the phone numbers or address below.

Contract Owners can learn more about the Acquired Fund and the Acquiring Fund in any of the documents incorporated into this Information Statement/Prospectus, including the Annual Report and Semi-Annual Report listed above, which have been furnished to Contract Owners. Contract Owners may request a copy thereof, without charge, by calling 1-800-644-4565 (Jackson Service Center) or 1-800-599-5651 (Jackson NY Service Center), by writing the JNL Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

The Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, it must file certain reports and other information with the SEC. You can copy and review proxy materials, reports, and other information about the Trust at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Proxy materials, reports, and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, DC 20549-1520.

ii

iii

SUMMARY

You should read this entire Information Statement/Prospectus carefully. For additional information, you should consult the Plan of Reorganization, a copy of which is attached hereto as Appendix A.

This Information Statement/Prospectus is being distributed to shareholders with amounts invested in the Acquired Fund as of January 25, 2019, to inform them of the Plan of Reorganization, whereby the Acquired Fund will be reorganized into the Acquiring Fund. (The Acquired Fund and Acquiring Fund are each sometimes referred to herein as a “Fund” and collectively, the “Funds.”)

The Acquired Fund has two share classes, designated Class A and Class I shares (“Acquired Fund Shares”). The Acquiring Fund also has two share classes, designated Class A and Class I shares (“Acquiring Fund Shares”).

The Plan of Reorganization provides for:

●	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the Acquired Fund’s net assets;
●	the Acquiring Fund’s assumption of all the liabilities of the Acquired Fund;
●	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contract Owners) of those Acquiring Fund Shares; and
●	the complete termination of the Acquired Fund.

A comparison of the investment objective(s), principal investment policies and strategies, and principal risks of the Acquired Fund and the Acquiring Fund is included in the “Comparison of Investment Objectives and Principal Investment Strategies,” “Comparison of Principal Risk Factors,” and “Comparison of Fundamental Policies” sections below. The Funds have identical distribution procedures, purchase procedures, exchange rights, and redemption procedures, which are discussed in “Additional Information about the Funds” below. Each Fund offers its shares to Separate Accounts and certain other eligible investors. Shares of each Fund are offered and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of the Reorganization.

The Reorganization is expected to be effective as of the close of business on April 26, 2019, or on such later date as may be deemed necessary in the judgment of the Board in accordance with the Plan of Reorganization (the “Closing Date”). As a result of the Reorganization, a shareholder invested in shares of the Acquired Fund would become an owner of shares of the Acquiring Fund. Such shareholder would hold, immediately after the Closing Date, Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares that were held by the shareholder as of the Closing Date. Similarly, each Contract Owner whose Contract values are invested indirectly in shares of the Acquired Fund through the Investment Divisions of a Separate Account would become indirectly invested in shares of the Acquiring Fund through the Investment Divisions of a Separate Account. The Contract value of each such Contract Owner would be invested indirectly through the Investment Divisions of a Separate Account, immediately after the Closing Date, in shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund Shares in which the Contract Owner invested indirectly through the Investment Divisions of a Separate Account as of the Closing Date. It is expected that there will be no adverse tax consequences to Contract Owners as a result of the Reorganization. Please see “Additional Information about the Reorganization – Federal Income Tax Consequences of the Reorganization” below for further information.

The Board unanimously approved the Plan of Reorganization with respect to the 10 x 10 Fund. The Trust’s Declaration of Trust, By-Laws and applicable state law do not require shareholder approval of the Reorganization. Moreover, Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), does not require shareholder approval of the Reorganization, provided certain conditions are met. Because applicable legal requirements do not require shareholder approval under these circumstances and the Board has determined that the Reorganization is in the best interests of Acquired Fund, shareholders are not being asked to vote on the Reorganization. Please see “Additional Information about the Reorganization – Board Considerations” below for further information.

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DESCRIPTION OF THE PLAN OF REORGANIZATION WITH RESPECT TO THE REORGANIZATION OF THE 10 X 10 FUND INTO THE INDEX 5 FUND.

The following summarizes key information regarding the Funds and the Reorganization. More complete discussions are located elsewhere in the Information Statement/Prospectus.

●	The Funds have similar investment objectives. The 10 x 10 Fund seeks capital appreciation and income, while the Index 5 Fund seeks capital appreciation. The Funds also have similar investment strategies. Each Fund seeks to achieve its investment objective by investing in Class I shares of certain funds (“Underlying Funds”). The 10 x 10 Fund allocates 50% of its portfolio to the JNL/Mellon Capital JNL 5 Fund and 10% of its portfolio to each of the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital International Index Fund, and the JNL/Mellon Capital Bond Index Fund. The Index 5 Fund allocates 20% of its portfolio to each of the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital International Index Fund, and the JNL/Mellon Capital Bond Index Fund. For a detailed comparison of each Fund’s investment objectives and strategies, see “Comparison of Investment Objectives and Principal Investment Strategies” below and Appendix B.

●	The Funds have the same fundamental policies. For a detailed comparison of each Fund’s fundamental investment policies, see “Comparison of Fundamental Policies” below.

●	While there are some similarities in the risk profiles of the Funds, there are also some differences of which you should be aware. Each Fund’s principal risks include derivatives risk, financial services risk, foreign regulatory risk, foreign securities risk, index investing risk, license termination risk, passive investment risk, portfolio turnover risk, and underlying funds risk. The 10 x 10 Fund, however, also is subject to limited management, trading cost and rebalance risk, while this generally is not a principal risk for the Index 5 Fund. In addition, the principal risks of investing in the Index 5 Fund include interest rate risk, credit risk, mid-capitalization investing risk, and small-capitalization investing risk, which are not principal risks of investing in the 10 x 10 Fund. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

●	Jackson National Asset Management, LLC (“JNAM” or the “Adviser”) serves as the investment adviser and administrator for each Fund and would continue to manage and administer the Index 5 Fund after the Reorganization. JNAM has received an exemptive order from the SEC that generally permits JNAM, with approval from the Board, to appoint, dismiss, and replace each Fund’s unaffiliated sub-adviser(s) and to amend the advisory agreements between JNAM and the unaffiliated sub-advisers, without obtaining shareholder approval. However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. For a detailed description of JNAM, please see “Additional Information about the Funds - The Adviser” below.
●	The 10 x 10 Fund and Index 5 Fund had net assets of approximately $472.57 million and $983.72 million, respectively, as of June 30, 2018. Thus, if the Reorganization had been in effect on that date, the 10 x 10 Fund combined with the Index 5 Fund (the “Combined Fund”) would have had net assets of approximately $1,456.29 million.
●	Class A Shareholders of the 10 x 10 Fund will receive Class A shares of the Index 5 Fund, and Class I Shareholders of the 10 x 10 Fund will receive Class I shares of the Index 5 Fund pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganization,” and “Additional Information about the Funds” below for more information.
●	Following the Reorganization, the total annual fund operating expense ratio for the Index 5 Fund will be lower than that of the 10 x 10 Fund currently. The lower total annual fund operating expense ratio after the Reorganization is primarily a result from the reduction in the acquired fund fees and expenses. For a more detailed comparison of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.
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●	The maximum management fee for the 10 x 10 Fund and the Index 5 Fund is equal to an annual rate of 0.00% of their respective average daily net assets. As of December 31, 2017, the actual management fee for each Fund was 0.00%. In addition, each Fund pays a maximum administrative fee to JNAM as administrator at the rate of 0.05% of each Fund’s average daily net assets. For a more detailed description of the fees and expenses of the Funds, please see “Comparative Fee and Expense Tables” and “Additional Information about the Funds” below.
●	Following the Reorganization, the Combined Fund will be managed in accordance with the investment objective, policies and strategies of the Index 5 Fund. It is currently anticipated that in connection with the Reorganization, the holdings in the 10 x 10 Fund will be aligned with the Index 5 Fund in advance of the merger in accordance with the Index 5 Fund’s principal investment strategies. There are no transaction expenses, such as trade commissions, related fees and taxes, or any foreign exchange spread costs (“Transaction Costs”), associated with the Reorganization. It is not expected that the Index 5 Fund will revise any of its investment policies following the Reorganization to reflect those of the 10 x 10 Fund.
●	The costs and expenses associated with the Reorganization relating to preparing, filing, printing, and mailing of the Information Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion and obtaining a consent of the independent registered public accounting firm will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with this Reorganization. The Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners. The Reorganization is not expected to result in any material adverse federal income tax consequences to shareholders of the 10 x 10 Fund. Please see “Additional Information about the Reorganization” below for more information.
●	Please see “Additional Information about the Reorganization” below for more information.

Comparative Fee and Expense Tables

The following tables show the current fees and expenses of each Fund and the estimated pro forma fees and expenses of Class A and Class I shares of the Acquiring Fund after giving effect to the proposed Reorganization. The fee and expense information is presented as of December 31, 2017. The tables below do not reflect any fees and expenses related to the Contracts, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund: 10 x 10 Fund		Acquiring Fund: Index 5 Fund		Pro Forma Index 5 Fund (assuming expected operating expenses if the Reorganization is approved)
	Class A	Class I	Class A	Class I	Class A	Class I
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.30%	0.00%	0.30%	0.00%	0.30%	0.00%
Other Expenses [1]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Acquired Fund Fees and Expenses [2]	0.30%	0.30%	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses [3]	0.65%	0.35%	0.62%	0.32%	0.62%	0.32%

1	"Other Expenses" include an Administrative Fee of 0.05% for both Funds, which is payable to JNAM.
2	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.
3	Expense information has been restated to reflect current fees.

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Expense Examples

This example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds. This example does not reflect fees and expenses related to the Contracts, and the total expenses would be higher if they were included. The example assumes that:

●	You invest $10,000 in a Fund for the time periods indicated;
●	Your investment has a 5% annual return;

●	The Fund’s operating expenses remain the same as they were as of December 31, 2017; and
●	You redeem your investment at the end of each time period.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
10 x 10 Fund (Acquired Fund)
Class A	$66	$208	$362	$810
Class I	$36	$113	$197	$443
Index 5 Fund (Acquiring Fund)
Class A	$63	$199	$346	$774
Class I	$33	$103	$180	$406
Pro Forma Index 5 Fund (assuming expected operating expenses if the Reorganization is approved)
Class A	$63	$199	$346	$774
Class I	$33	$103	$180	$406

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect a Fund’s performance. For the period ended June 30, 2018, the portfolio turnover rates for the 10 x 10 Fund and the Index 5 Fund were 1% and 1%, respectively, of the average value of each portfolio. For the fiscal year ended December 31, 2017, the portfolio turnover rates for the 10 x 10 Fund and the Index 5 Fund were 111% and 109%, respectively, of the average value of each portfolio.

Comparison of Investment Adviser

The following table compares the investment adviser of the 10 x10 Fund with that of the Index 5 Fund.

Acquired Fund	Acquiring Fund
10 x 10 Fund	Index 5 Fund
Investment Adviser Jackson National Asset Management, LLC	Investment Adviser Jackson National Asset Management, LLC

Comparison of Investment Objectives and Principal Investment Strategies

The following table compares the investment objectives and principal investment strategies of the 10 x 10 Fund with those of the Index 5 Fund. The Funds have similar investment objectives and principal investment strategies. As shown in more detail below, both the 10 x 10 Fund and the Index 5 Fund seek to achieve their investment objective by investing in Class I shares of Underlying Funds. The 10 x 10 Fund is a passively managed fund-of-fund that allocates 50% of its portfolio to the JNL/Mellon Capital JNL 5 Fund and 10% of its portfolio to each of the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital International Index Fund, and the JNL/Mellon Capital Bond Index Fund. The Index 5 Fund is a passively managed fund-of-fund that allocates 20% of its portfolio to each of the JNL/Mellon Capital S&P 500 Index Fund, the JNL/Mellon Capital S&P 400 MidCap Index Fund, the JNL/Mellon Capital Small Cap Index Fund, the JNL/Mellon Capital International Index Fund, and the JNL/Mellon Capital Bond Index Fund. A Fund’s Board of Trustees may change the investment objective of a Fund without a vote of the Fund’s shareholders. For more detailed information about each Fund’s investment strategies and risks, see below and Appendix B.

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Acquired Fund	Acquiring Fund
10 x 10 Fund	Index 5 Fund
Investment Objective The investment objective of the Fund is capital appreciation and income.	Investment Objective The investment objective of the Fund is capital appreciation.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Class I shares of the following Funds (“Underlying Funds”):

•       50% in the JNL/Mellon Capital JNL 5 Fund;

•       10% in the JNL/Mellon Capital S&P 500 Index Fund;

•       10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

•       10% in the JNL/Mellon Capital Small Cap Index Fund;

•       10% in the JNL/Mellon Capital International Index Fund; and

•       10% in the JNL/Mellon Capital Bond Index Fund.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing in Class I shares of the following Funds (“Underlying Funds”):

•       20% in the JNL/Mellon Capital S&P 500 Index Fund;

•       20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;

•       20% in the JNL/Mellon Capital Small Cap Index Fund;

•       20% in the JNL/Mellon Capital International Index Fund; and

•       20% in the JNL/Mellon Capital Bond Index Fund.

The JNL/Mellon Capital JNL 5 Fund seeks to achieve its objective by investing in the securities that are identified by a model based on 5 different specialized strategies:

•       20% in the Dow 10 Strategy, a dividend yielding strategy;

•       20% in the S&P 10 Strategy, a blended valuation-momentum strategy;

•       20% in the Global 15 Strategy; a dividend yielding strategy;

•       20% in the 25 Strategy, a dividend yielding strategy; and

•       20% in the Select Small-Cap Strategy, a small capitalization strategy.

No corresponding strategy.

Under all market conditions, the Fund seeks to maintain the aforementioned target weights to the Underlying Funds, although market movements may result in some variance around the target weights. The Fund is rebalanced at least once per year, and daily flows in and out of the Fund are allocated in a manner to help minimize dispersion from the target weights of the Underlying Funds.

Under all market conditions, the Fund seeks to maintain the aforementioned target weights to the Underlying Funds, although market movements may result in some variance around the target weights. The Fund is rebalanced at least once per year, and daily flows in and out of the Fund are allocated in a manner to help minimize dispersion from the target weights of the Underlying Funds. The Fund expects to typically represent less than 20% of each of the Underlying Fund’s net assets.

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Acquired Fund	Acquiring Fund
10 x 10 Fund	Index 5 Fund
Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy, although derivatives are not utilized as a primary strategy. Some of the Underlying Funds, particularly the JNL/Mellon Capital JNL 5 Fund and the JNL/Mellon Capital International Index Fund, will hold a significant amount of foreign securities in order to execute their investment strategy.	Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy, although derivatives are not utilized as a primary strategy. Some of the Underlying Funds, particularly the JNL/Mellon Capital International Index Fund, will hold a significant amount of foreign securities in order to execute their investment strategy.

Comparison of Principal Risk Factors

As discussed above, there are similarities in the Funds’ investment strategies, and as a result, there are some similarities in the Funds’ risk profiles. Due to the Funds’ similar strategies regarding investments in Class I shares of Underlying Funds, each Fund’s principal risks include derivatives risk, financial services risk, foreign regulatory risk, foreign securities risk, index investing risk, license termination risk, passive investment risk, portfolio turnover risk, and underlying funds risk. However, differences in the Funds’ investment strategies means that the 10 x 10 Fund is also subject to limited management, trading cost and rebalance risk. In addition, the principal risks of investing in the Index 5 Fund include interest rate risk, credit risk, mid-capitalization investing risk, and small-capitalization investing risk, which are not principal risks of investing in the 10 x 10 Fund. For a detailed comparison of each Fund’s risks, see both “Comparison of Principal Risk Factors” below and Appendix B.

An investment in a Fund is not guaranteed. As with any mutual fund, the value of a Fund’s shares will change, and an investor could lose money by investing in a Fund. The following table compares the principal risks of an investment in each Fund. The Acquired Fund will incur the risks associated with each Underlying Fund in which it is invested. For additional information about each principal risk and other applicable risks, see Appendix B.

	Acquired Fund	Acquiring Fund
Risks	10 x 10 Fund	Index 5 Fund
Credit risk		X
Derivatives risk	X	X
Financial services risk	X	X
Foreign regulatory risk	X	X
Foreign securities risk	X	X
Index investing risk	X	X
Interest rate risk		X
License termination risk	X	X
Limited management, trading cost and rebalance risk	X
Mid-capitalization investing risk		X
Passive investment risk	X	X
Portfolio turnover risk	X	X
Small-capitalization investing risk		X
Underlying funds risk	X	X
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Comparison of Fundamental Policies

Each Fund is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. The following table compares the fundamental policies of the 10 x 10 Fund with those of the Index 5 Fund.

Acquired Fund	Acquiring Fund
10 x 10 Fund	Index 5 Fund
(1) The Fund shall be a “diversified company,” as such term is defined under the 1940 Act.	Same.
(2) The Fund may not invest more than 25% of the value of its assets in any particular industry (other than U.S. Government securities and/or foreign sovereign debt securities).	Same.
(3) The Fund may not invest directly in real estate or interests in real estate; however, the Fund may own debt or equity securities issued by companies engaged in those businesses.	Same.
(4) The Fund may not purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).	Same.
(5) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund’s total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).	Same.
(6) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.	Same.
(7) The Fund may not invest more than 15% of its net assets in illiquid securities. This limitation does not apply to securities eligible for resale pursuant to Rule 144A of the 1933 Act or commercial paper issued in reliance upon the exemption from registration contained in Section 4(a)(2) of that Act, which have been determined to be liquid in accord with guidelines established by the Board of Trustees.	Same.
(8) The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	Same.
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Comparative Performance Information

The performance information shown below provides some indication of the risks of investing in each Fund by showing changes in each Fund’s performance from year to year and by showing how each Fund’s average annual returns compared with those of a broad-based securities market index that has investment characteristics similar to those of such Fund, and, for the 10 x 10 Fund, a composite index which has investment characteristics similar to those of the Fund. Past performance is not an indication of future performance.

The returns shown in the bar chart and table do not include charges imposed under the Contracts.  If these amounts were reflected, returns would be less than those shown.

Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

10 x 10 Fund – Calendar Year Total Returns

(Acquired Fund)

Class A

[12/31/18 Performance Table to be Provided]

Class I

[12/31/18 Performance Table to be Provided]

Index 5 Fund – Calendar Year Total Returns

(Acquiring Fund)

Class A

[12/31/18 Performance Table to be Provided]

Class I

[12/31/18 Performance Table to be Provided.]

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[To be Provided]

Acquired Fund – Average Annual Total Returns as of December 31, 2018
	1 year	5 year	10 year
10 x 10 Fund (Class A)	[ ]%	[ ]%	[ ]%
10 x 10 Fund (Class I)	[ ]%	[ ]%	[ ]%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%
60% S&P 500 Index, 10% S&P Midcap 400 Index, 10% S&P SmallCap 600 Index, 10% MSCI EAFE Index (Net), 10% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%

[To be Provided]

Acquiring Fund – Average Annual Total Returns as of December 31, 2018
	1 year	5 year	10 year
Index 5 Fund (Class A)	[ ]%	[ ]%	[ ]%
Index 5 Fund (Class I)	[ ]%	[ ]%	[ ]%
Dow Jones Moderately Aggressive Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%
20% S&P 500 Index, 20% S&P Midcap 400 Index, 20% S&P SmallCap 600 Index, 20% MSCI EAFE Index (Net), 20% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%

Capitalization

The following table shows the capitalization of each Fund as of June 30, 2018, and of the Index 5 Fund on a pro forma combined basis as of June 30, 2018 after giving effect to the proposed Reorganization. The actual net assets of the 10 x 10 Fund and the Index 5 Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Index 5 Fund will be received by shareholders of 10 x 10 Fund on the Closing Date, and the following table should not be relied upon to reflect the number of shares of the Index 5 Fund that will actually be received.

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	Net Assets	Net Asset Value Per Share	Shares Outstanding
10 x 10 Fund (Acquired Fund) – Class A	$472,565,479	$14.04	33,668,128
Index 5 Fund (Acquiring Fund) – Class A	$983,716,299	$14.90	66,004,367
Adjustments	$0 (a)	$0	1,952,324 (b)
Pro forma Index 5 Fund (assuming the Reorganization is approved)	$1,456,281,778	$14.90	97,720,171
10 x 10 Fund (Acquired Fund) – Class I	$ 540	$14.08	38
Index 5 Fund (Acquiring Fund) – Class I	$538	$14.94	36
Adjustments	$0 (a)	$0	2 (b)
Pro forma Index 5 Fund (assuming the Reorganization is approved)	$1,078	$14.92	72
(a)	The costs and expenses associated with the Reorganization relating to preparing, filing, printing, and mailing of the Information Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this Reorganization as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm, will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization. There are no Transaction Costs associated with the Reorganization.
(b)	The adjustment to the pro forma shares outstanding number represents a decrease in shares outstanding of the Acquiring Fund to reflect the exchange of shares of the Acquired Fund.

The Reorganization provides for the acquisition of all the assets and all the liabilities of the 10 x 10 Fund by the Index 5 Fund. If the Reorganization had taken place on June 30, 2018, shareholders of the 10 x 10 Fund would have received 31,715,804 and 36 Class A and Class I shares, respectively, of the Index 5 Fund.

After careful consideration, the Board unanimously approved the Plan of Reorganization with respect to the 10 x 10 Fund.

*   *   *   *   *

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Terms of the Plan of Reorganization

The terms of the Plan of Reorganization are summarized below. For additional information, you should consult the Plan of Reorganization, a copy of which is attached as Appendix A.

The assets of the Acquired Fund will be acquired by, and in exchange for, Class A and Class I shares, respectively, of the Acquiring Fund and the liabilities of the Acquired Fund will be assumed by the Acquiring Fund. The Acquired Fund will then be terminated by the Trust, and the Class A and Class I shares of the Acquiring Fund distributed to the Class A and Class I shareholders, respectively, of the Acquired Fund in the redemption of the Class A and Class I Acquired Fund Shares. Immediately after completion of the Reorganization, the number of shares of the Acquiring Fund then held by former shareholders of the Acquired Fund may be different than the number of shares of the Acquired Fund that had been held immediately before completion of the Reorganization, but the total investment will remain the same (i.e., the total value of the Acquiring Fund shares held immediately after the completion of the Reorganization will be the same as the total value of the Acquired Fund shares formerly held immediately before completion of the Reorganization).

It is anticipated that the Reorganization will be consummated as of the close of business on April 26, 2019, or on such later date as may be deemed necessary in the judgment of the Board and in accordance with the Plan of Reorganization, subject to the satisfaction of all conditions precedent to the closing. It is not anticipated that the Acquired Fund will hold any investment that the Acquiring Fund would not be permitted to hold (“non-permitted investments”).

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Description of the Securities to Be Issued

The Class A shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund, and the Class I shareholders of the Acquired Fund will receive Class I shares of the Acquiring Fund in accordance with the procedures provided for in the Plan of Reorganization. Each such share will be fully paid and non-assessable by the Trust when issued and will have no preemptive or conversion rights.

The Trust may issue an unlimited number of full and fractional shares of beneficial interest of the Acquiring Fund and divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust.  Each share of the Acquiring Fund represents an equal proportionate interest in that Fund with each other share.  The Trust reserves the right to create and issue any number of Fund shares.  In that case, the shares of the Acquiring Fund would participate equally in the earnings, dividends, and assets of the Fund.  Upon liquidation of the Acquiring Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Acquiring Fund is a series of the Trust.

The Trust currently offers two classes of shares, Class A and Class I shares, for the Acquiring Fund. Each series of the Trust has adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act. Pursuant to the distribution plan, Class A shares of the Acquired Fund and Acquiring Fund are charged a Rule 12b-1 fee at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares of the respective Fund. Because these distribution/service fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges. Class I shares are not charged a 12b-1 fee.

Board Considerations

At a meeting of the Board held on December 10-12, 2018, (the “Board Meeting”), the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the proposed reorganization of Acquired Fund, a series of the Trust, into the Acquiring Fund, also a series of the Trust. Prior to approving the Reorganization, the Independent Trustees reviewed the foregoing information with their independent legal counsel and with management, reviewed with independent legal counsel applicable law and their duties in considering such matters, and met with independent legal counsel in a private session without management present. The Board considered that the Acquired Fund was launched to provide capital appreciation and income by investing in shares of Underlying Funds. The Board noted that Acquired Fund and the Acquiring Fund are a passively managed funds-of-funds. The Board considered that the Reorganization is part of an overall rationalization of the Trust’s offerings and is designed to eliminate inefficiencies arising from offering overlapping funds with similar investment objectives and investment strategies that serve as investment options for the Contracts issued by the Insurance Companies and certain nonqualified plans. The Board also considered that the Reorganization also seeks to increase assets under management in the Acquiring Fund in an effort to achieve additional economies of scale for beneficial owners of the Acquired Fund. The Board noted that the objective of the Reorganization is to seek to ensure that a consolidated family of investments offers a streamlined, complete, and competitive set of underlying investment options to serve the interests of shareholders and Contract Owners. Thus, the Board considered JNAM’s recommendation to merge the Acquired Fund into that the Acquiring Fund given the Acquiring Fund’s similar portfolio composition, fundamental policies, and asset overlap. The Board considered a number of principal factors presented at the time of the Board Meeting in reaching its determinations, including the following:

●	Investment Objectives and Investment Strategies. The Board considered that the Reorganization will permit the Contract Owners and others with beneficial interest in the Acquired Fund to continue to invest in a professionally managed fund with similar investment goals, noting that the Acquired Fund’s investment objective is capital appreciation and income, and the Acquiring Fund’s investment objective is capital appreciation. The Board considered that the Funds have similar objectives and employ similar principal investment strategies. As described below, the Board also considered how the Acquired Fund’s shareholders will benefit from the Reorganization. For a full description of the investment objectives and investment strategies of the Acquired Fund and Acquiring Fund, see “Comparison of Investment Objectives and Principal Investment Strategies.”

●	Operating Expenses. The Board considered that, if approved by the Acquired Fund’s shareholders, the management fee will remain the same after the Reorganization but will result in a Combined Fund with a total annual fund operating expense ratio that is lower than that of the Acquired Fund currently. The Board also considered that, as of its most recent fiscal year end of December 31, 2017, the Acquired Fund had a total annual fund expense ratio that was higher than that of the Acquiring Fund. The Board noted that the lower total annual fund operating expense ratios after the Reorganization is primarily a result from the reduction in the acquired fund fees and expenses.
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●	Larger Asset Base. The Board considered that the Reorganization may benefit Contract Owners and others with beneficial interests in the Acquired Fund by allowing them to invest in the Combined Fund that has a larger asset base than that of the Acquired Fund currently. The Board noted that as of September 30, 2018, the Acquired Fund had assets of $479.51 million as compared to assets of $1 billion for the Acquiring Fund. The Board considered that reorganizing the Acquired Fund into the Acquiring Fund offers Contract Owners and other investors the ability to benefit from economies of scale.
●	Performance. The Board considered that the Acquired Fund has had better performance than the Acquiring Fund over most time periods but noted that the outperformance is primarily attributable to the Acquired Fund’s smaller fixed income exposure (10% compared to 20% for the Acquiring Fund).
●	Investment Adviser and Other Service Providers. The Board considered that the Acquired Fund will retain the same investment adviser and other service providers under the Reorganization as it has currently. Specifically, the Board noted that the investment adviser for the Acquiring Fund, JNAM, is the same as for the Acquired Fund. See “Comparison of Investment Adviser.” The Board also considered that the custodian for the Acquiring Fund, JPMorgan Chase Bank, N.A., the transfer agent for the Acquiring Fund, JNAM, and the Distributor for shares of the Acquiring Fund, Jackson National Life Distributors LLC, are the same as for the Acquired Fund and will remain the same immediately after the Reorganization.
●	Federal Income Tax Consequences. The Board took into account that Contract Owners are not expected to have adverse tax consequences as a result of the Reorganization. It considered that the Reorganization is not expected to result in any material adverse federal income tax consequences to shareholders of the Acquired Fund.
●	Costs of Reorganization. The Board considered that the costs and expenses associated with the Reorganization relating to preparing, filing, printing, and mailing of the Information Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization.

In summary, in determining whether to recommend approval of the Reorganization, the Board considered factors including (1) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of the Acquired Fund’s shareholders’, Contract Owners’, and plan participants’ interests; (2) the compatibility of the Funds’ investment objectives, investment strategies, and investment restrictions, as well as shareholder services offered by the Funds; (3) the expense ratios and information regarding the fees and expenses of the Funds; (4) the advantages and disadvantages to the Acquired Fund’s shareholders, Contract Owners, and plan participants of having a larger asset base in the Combined Fund; (5) the relative historical performance of the Funds; (6) the management of the Funds; (7) the federal income tax consequences of the Reorganization; and (8) the costs of the Reorganization. No one factor was determinative and each Trustee may have attributed different weights to the various factors. The Board did not determine any considerations related to this Reorganization to be adverse.

Management also advised the Board that the Trust’s Declaration of Trust, By-Laws, and applicable state law do not require shareholder approval of the Reorganization. Moreover, management advised the Trustees that Rule 17a-8 under the 1940 Act allows for the Reorganization without the need for shareholder approval because there is no material difference between the investment policies that under Section 13 of the 1940 Act could not be changed without a vote of a majority of its outstanding voting securities of the Acquired Fund and the Acquiring Fund, and there is no material difference between the respective advisory contracts.

The Board, including the Independent Trustees, determined that the Reorganization would be in the best interests of the Acquired Fund and that the interests of the Acquired Fund’s Contract Owners and other investors would not be diluted as a result of the Reorganization. At the Board meeting held on December 10-12, 2018, the Board voted unanimously to approve the Reorganization. In addition, the Board determined that because applicable legal requirements do not require shareholder approval under these circumstances, shareholders would not be asked to vote on the Reorganization.

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Description of Risk Factors

A Fund’s performance may be affected by one or more risk factors. For a detailed description of each Fund’s risk factors, please see “More Information on Strategies and Risk Factors” in Appendix B.

Federal Income Tax Consequences of the Reorganization

The Reorganization is expected to be treated as a “partnership merger” under Treasury Regulations under Section 708 of the Code. Very generally, pursuant to the partnership merger rules, for U.S. federal income tax purposes, (i) the Combined Fund is treated as a continuation of the Fund that has the greater net asset value on the Closing Date (the “Continuing Fund”) and the other Fund is treated as terminating (the “Terminating Fund”), and (ii) the Terminating Fund is treated as contributing all of its assets and liabilities to the Continuing Fund in exchange for equity interests of the Continuing Fund and immediately thereafter distributing the Continuing Fund interests to the Terminating Fund shareholders in liquidation. Which of Acquired Fund and Acquiring Fund will be treated as the Terminating Fund and the Continuing Fund for U.S. federal income tax purposes depends on the relative sizes of the Funds at the time of the Reorganization and thus cannot be determined prior to the Reorganization. If the Reorganization had occurred on October 31, 2018, the Acquired Fund would have been treated as the Terminating Fund, and the Acquiring Fund would have been treated as the Continuing Fund, for U.S. federal income tax purposes.

As a condition to the closing of the Reorganization, the Funds will receive an opinion from tax counsel substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, and subject to certain qualifications;

●	Under Section 723 of the Code, the Continuing Fund’s tax basis in the assets of the Terminating Fund treated as transferred to the Continuing Fund in the Reorganization will more likely than not be the same as the Terminating Fund’s tax basis in such assets immediately prior to the Reorganization; and

●	Under Section 1223(2) of the Code, the Continuing Fund’s holding periods in the assets treated as received from the Terminating Fund in the Reorganization will more likely than not include the Terminating Fund’s holding periods in such assets.

The Acquired Fund expects to sell a substantial portion of its securities prior to the Reorganization. The sale of such portfolio securities will result in a recognition of gain or loss by the Acquired Fund, which will be allocated to the Acquired Fund’s shareholders.

Contract Owners with premiums or contributions allocated to the investment divisions of the Separate Accounts as well as others that are invested in Terminating Fund shares generally will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.

Contract Owners and other investors are urged to consult their tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign, and other taxes.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of the Trust

This section provides information about the Trust and the Adviser for the Funds.

The Trust

The Trust is organized as a Massachusetts business trust and is registered with the SEC as an open-end management investment company. Under Massachusetts law and the Trust’s Declaration of Trust and By-Laws, the management of the business and affairs of the Trust is the responsibility of its Board. Each Fund is a series of the Trust.

The Adviser

Jackson National Asset Management, LLC, located at 1 Corporate Way, Lansing, Michigan 48951, serves as the investment adviser to the Trust and provides the Funds with professional investment supervision and management. JNAM is registered with the SEC under the Investment Advisers Act of 1940, as amended. JNAM is a wholly owned subsidiary of Jackson National, a U.S. based financial services company. Jackson National is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Prudential plc is also the ultimate parent company of PPM America, Inc.

13

JNAM acts as investment adviser to the Trust pursuant to an Investment Advisory and Management Agreement. Under the Investment Advisory and Management Agreement, JNAM is responsible for managing the affairs and overseeing the investments of the Funds and determining how voting and other rights with respect to securities owned by the Funds will be exercised. JNAM also provides recordkeeping, administrative and exempt transfer agent services to the Funds and oversees the performance of services provided to the Funds by other service providers, including the custodian and shareholder servicing agent. JNAM plays an active role in advising and monitoring the Funds. JNAM, among other things, implements the investment objective and program by selecting securities and determining asset allocation ranges. JNAM is authorized to delegate certain of its duties with respect to a Fund to a sub-adviser, subject to the approval of the Board, and is responsible for overseeing that Sub-Adviser’s performance. JNAM is solely responsible for payment of any fees to the Sub-Adviser.

JNAM plays an active role in advising and monitoring each Fund and Sub-Adviser.  JNAM monitors the Sub-Adviser’s Fund management team to determine whether its investment activities remain consistent with the Funds’ investment strategies and objectives.  JNAM also monitors changes that may impact the Sub-Adviser’s overall business, including the Sub-Adviser’s operations and changes in investment personnel and senior management, and regularly performs due diligence reviews of each Sub-Adviser. In addition, JNAM obtains detailed, comprehensive information concerning each Fund’s and Sub-Adviser’s performance and Fund operations.  JNAM is responsible for providing regular reports on these matters to the Board.

The Investment Advisory and Management Agreement continues in effect for each Fund from year to year after its initial two-year term so long as its continuation is approved at least annually by (i) a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust, and (ii) the shareholders of the affected Fund or the Board. It may be terminated at any time upon 60 days’ notice by JNAM, or by a majority vote of the outstanding shares of a Fund with respect to that Fund, and will terminate automatically upon its assignment. The Investment Advisory and Management Agreement provides that JNAM shall not be liable for any error of judgment, or for any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JNAM in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.  As compensation for its services, the Trust pays JNAM a fee in respect of each Fund as described in that Fund’s Prospectus.

JNAM and the Trust, together with other investment companies of which JNAM is investment adviser, have received an exemptive order (the “Order”) that allows JNAM to hire, replace or terminate unaffiliated sub-advisers with the approval of the Board, but without the approval of shareholders.  However, any amendment to an advisory agreement between JNAM and the Trust that would result in an increase in the management fee rate specified in that agreement (i.e., the aggregate management fee) charged to a Fund will be submitted to shareholders for approval. Under the terms of the Order, if a new sub-adviser is hired by JNAM, shareholders in the affected Fund will receive information about the new sub-adviser within ninety (90) days of the change.  The Order allows the Funds to operate more efficiently and with greater flexibility.  JNAM provides oversight and evaluation services to the Funds, including, but not limited to the following services: performing initial due diligence on prospective sub-advisers for the Funds; monitoring the performance of sub-advisers; communicating performance expectations to the sub-advisers; and ultimately recommending to the Board whether a sub-adviser’s contract should be renewed, modified or terminated.

Management Fees

As compensation for its advisory services, JNAM receives a fee from the Trust computed separately for each Fund, accrued daily and payable monthly.  The fee JNAM receives from each Fund is set forth below as an annual percentage of the net assets of the Fund.

The table below shows the advisory fee rate schedule for each Fund as set forth in the Investment Advisory and Management Agreement and the aggregate annual fee each Fund paid to JNAM for the fiscal year ended December 31, 2017. Each Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the advisory fee rate should the Fund’s average daily net assets exceed specified amounts.

14

In addition to the fees disclosed below, each Fund will indirectly bear its pro rata share of the fees of certain Underlying Funds.

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of the Fund)	Aggregate Annual Fee Paid to Adviser for the Fiscal Year Ended December 31, 2017 (Annual Rate Based on Average Net Assets of the Fund)
10 x 10 Fund	All Assets	0.00%	0.00%
Index 5 Fund	All Assets	0.00%	0.00%

A discussion of the basis for the Board’s approval of the Investment Advisory and Management Agreement is available in the Trust’s Annual Report to shareholders for the year ended December 31, 2017 and will be available in the Trust’s Annual Report to shareholders for the year ended December 31, 2018.

In addition to the investment advisory fee, each Fund currently pays to JNAM (the “Administrator”) an administrative fee as an annual percentage of the average daily net assets of each Fund, accrued daily and paid monthly, as set forth below.

Fund	Assets	Administrative Fee (Annual Rate Based on Average Net Assets)
10 x 10 Fund	$0 to $3 billion Assets over $3 billion	0.05% 0.045%
Index 5 Fund	$0 to $3 billion Assets over $3 billion	0.05% 0.045%

In return for the administrative fee, the Administrator provides or procures all necessary administrative functions and services for the operation of each Fund.  In addition, the Administrator, at its own expense, provides or procures routine legal, audit, fund accounting, custody (except overdraft and interest expense), printing and mailing, and other administrative services necessary for the operation of each Fund. The administrator also pays a portion of the costs of the Funds’ Chief Compliance Officer. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for nonrecurring and extraordinary legal fees, interest expenses, registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, and the fees and expenses of the Independent Trustees and of independent legal counsel to the Independent Trustees (categorized as “Other Expenses” in the fee tables).

Portfolio Management

The allocations for each Fund are made by JNAM. Each Fund is managed by William Harding, Sean Hynes, and Mark Pliska, who are responsible for setting the allocations made to each Fund and the application of each Fund’s strategy.

William Harding, CFA, is Senior Vice President and Chief Investment Officer for JNAM since July 2014. Mr. Harding was a Vice President, Head of Investment Management from October 2012 to June 2014. Mr. Harding leads the Investment Management function responsible for oversight of sub-advisor performance and risk, due diligence and manager research. Mr. Harding was previously the Head of Manager Research for Morningstar Inc.’s Investment Management division and has over 20 years of investment experience including asset allocation, manager research, portfolio management, and performance evaluation. Mr. Harding graduated from the University of Colorado, Boulder with a Bachelor of Science degree in Business. He holds an MBA from Loyola University Chicago and he is a Chartered Financial Analyst.

Sean Hynes, CFA, CAIA, is Assistant Vice President, Investment Management for JNAM since April 2013. Mr. Hynes provides leadership for the performance analysis and due diligence review of external investment managers. He develops and maintains key relationships with asset managers and provides leadership and direction to Investment Management staff. Prior to joining JNAM, Mr. Hynes was an Investment Manager for Morningstar Investment Services, a wholly owned subsidiary of Morningstar Inc., and a research associate for Managers Investment Group.

15

Mr. Hynes holds a Bachelor of Science degree in Mathematics from the University of Notre Dame, and an MBA from Carnegie Mellon University. He is a CFA and CAIA charterholder.

Mark Pliska, CFA, is a Portfolio Manager for JNAM. Mr. Pliska is responsible for manager research, portfolio construction, and asset allocation of the Funds. Prior to joining JNAM in 2011, Mr. Pliska worked as an Investment Analyst for Plan Sponsor Advisors from 2008 to 2011, where he was responsible for the selection and monitoring of investment managers, client reporting, and asset allocation for defined contribution and defined benefit plans, and prior to that, Mr. Pliska was a Research Analyst for DWM Financial Group from 2006 to 2008. Mr. Pliska is a National Merit Scholar and holds a B.A. in Economics from the University of Kansas.

The Statement of Additional Information for the Trust provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Funds.

Additional Information

Classes of Shares

The Trust has adopted a multi-class plan pursuant to Rule 18f-3 under the 1940 Act.  Under the multi-class plan, the Funds have two classes of shares, Class A and Class I. As discussed in “Distribution Arrangements” below, the Class A shares of the Funds are subject to a Rule 12b-1 fee equal to 0.30% of the Fund’s average daily net assets attributable to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Under the multi-class structure, the Class A shares and Class I shares of the Funds represent interests in the same portfolio of securities and are substantially the same except for “class expenses.”

The expenses of the Funds are borne by each class of shares based on the net assets of the Fund attributable to each Class, except that class expenses are allocated to the appropriate class.  “Class expenses” include any distribution, administrative or service expense allocable to that class, pursuant to the distribution plan described below, and any other expenses that JNAM determines, subject to ratification or approval by the Board, to be properly allocable to that class, including: (i) printing and postage expenses related to preparing and distributing to the shareholders of a particular class (or Contract Owners funded by shares of such class) materials such as Prospectuses, shareholder reports and (ii) professional fees relating solely to one class.

Distribution Arrangements

Jackson National Life Distributors LLC (“JNLD” or the “Distributor”), 300 Innovation Dr., Franklin, Tennessee 37067, a wholly owned subsidiary of Jackson National, is the principal underwriter of the Funds of the Trust. JNLD is responsible for promoting sales of each Fund’s shares. The Distributor also is the principal underwriter of the variable annuity insurance products issued by Jackson National and its subsidiaries. On behalf of the Funds, the Trust has adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, an Amended and Restated Distribution Plan (“Plan”) with respect to the Class A shares of each Fund. The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan.  Under the Plan, each Fund that has adopted the Plan will pay a Rule 12b-1 fee at an annual rate of 0.30% of the Fund’s average daily net assets attributed to Class A shares, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates with respect to Class A shares. Class I shares are not subject to a Rule 12b-1 fee. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. To the extent consistent with existing law and the Plan, the Distributor, as principal underwriter, may use the Rule 12b-1 fee to compensate broker-dealers, administrators, financial intermediaries or others for providing or assisting in providing distribution and related additional services.

The Distributor and/or an affiliate have the following relationships with one or more of the sub-advisers of JNLST, JVST, and/or their respective affiliates:

●	The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser’s participation.
●	A brokerage affiliate of the Distributor participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and receives commissions and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.
16

●	In addition, the Distributor acts as distributor of variable insurance contracts and variable life insurance policies issued by the Insurance Companies. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described in the Prospectus or statement of additional information for the variable insurance contracts and variable life insurance policies.

Payments to Broker-Dealers and Financial Intermediaries

Only Separate Accounts of the Insurance Companies and series, including fund of funds, of registered investment companies in which either or both of the Insurance Companies invest may purchase shares of the Funds. You may invest indirectly in the Funds through your purchase of a variable annuity contract issued by Separate Accounts of the Insurance Companies that invests directly, or through a fund of funds, in these Funds. Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable Separate Account through which you invest indirectly. If an investor invests in the Funds under a Contract or a plan that offers a Contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and the salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment in Trust Shares

Shares of the Funds are presently offered only to Separate Accounts of the Insurance Companies to fund the benefits under certain Contracts, to unqualified retirement plans, and to other regulated investment companies that in turn are sold to Separate Accounts. The Separate Accounts, through their various sub-accounts that invest in designated Funds, purchase the shares of the Funds at their net asset value (“NAV”) using premiums received on Contracts issued by the insurance company.

Purchases are effected at NAV next determined after the purchase order is received by JNAM as the Funds’ transfer agent in proper form. There is no sales charge. Shares of the Funds are not available to the general public directly.

The price of each Fund’s shares is based on its NAV. The NAV per share of each Fund is determined by JNAM at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for regular trading. However, calculation of each Fund’s NAV may be suspended on days determined by the Board in times of emergency or market closure as determined by the SEC.  The NAV per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding.  Generally, the value of exchange-listed or -traded securities is based on their respective market prices, bonds are valued based on prices provided by an independent pricing service and short-term debt securities are valued at amortized cost, which approximates market value.

Domestic fixed-income and foreign securities are normally priced using data reflecting the closing of the principal markets or market participants for those securities, which may be earlier than the NYSE close. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Each Fund is comprised of Underlying Funds. The value of each Underlying Fund is determined based on the number of shares owned multiplied by the NAV of the respective Underlying Funds.

The Board has adopted procedures pursuant to which JNAM may determine, subject to Board oversight, the “fair value” of a security for which a current market price is not available or the current market price is considered unreliable or inaccurate.  Under these procedures, the “fair value” of a security generally will be the amount, determined by JNAM in good faith, that the owner of such security might reasonably expect to receive upon its current sale.

The Board has established a valuation committee to review fair value determinations pursuant to the Trust’s “Valuation Guidelines.”  The valuation committee will also review the value of restricted and illiquid securities, securities and assets for which a current market price is not readily available, and securities and assets for which there is reason to believe that the most recent market price does not accurately reflect current value (e.g., disorderly market transactions).

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The Funds may invest in securities primarily listed on foreign exchanges and that trade on days when the Fund does not price its shares.  As a result, a Fund’s NAV may change on days when shareholders are not able to purchase or redeem the Fund’s shares.

Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of foreign portfolio securities used in the calculation, there exists a risk that the value of foreign portfolio securities will change after the close of the exchange on which they are traded, but before calculation of the Fund’s NAV (“time-zone arbitrage”).  Accordingly, the Trust’s procedures for pricing of portfolio securities also authorize JNAM, subject to oversight by the Board, to determine the “fair value” of such foreign securities for purposes of calculating a NAV.  JNAM will “fair value” foreign securities held by a Fund if it determines that a “significant event” has occurred subsequent to the close of trading in such securities on the exchanges or markets on which they principally are traded, but prior to the time of the Fund’s NAV calculation. A significant event is one that can be expected materially to affect the value of such securities. Certain specified percentage movements in U.S. equity market indices are deemed under the Trust’s pricing procedures to be a “significant event.” A “significant event” affecting multiple issuers might also include, but is not limited to, a substantial price movement in other securities markets, an announcement by a governmental, regulatory or self-regulatory authority relating to securities markets, political or economic matters, or monetary or credit policies, a natural disaster such as an earthquake, flood or storm, or the outbreak of civil strife or military hostilities. Accordingly, on any day when such specified percentage movements in U.S. equity market indices occur, when fair valuing such foreign securities, JNAM will adjust the closing prices of all foreign securities held in a Fund’s portfolio, based upon an adjustment factor for each such security provided by an independent pricing service, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.  When fair-value pricing is employed, the foreign securities prices used to calculate a Fund’s NAV may differ from quoted or published prices for the same securities.

These procedures seek to minimize the opportunities for time zone arbitrage in Funds that invest all or substantial portions of their assets in foreign securities, thereby seeking to make those Funds significantly less attractive to “market timers” and other investors who might seek to profit from time zone arbitrage and seeking to reduce the potential for harm to other Fund investors resulting from such practices.  However, these procedures may not completely eliminate opportunities for time zone arbitrage because it is not possible to predict in all circumstances whether post-closing events will have a significant impact on securities prices.

All investments in the Trust are separately credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share).  The Trust does not issue share certificates.

“Market Timing” Policy

Fund shares may only be purchased by Separate Accounts of the Insurance Companies, the Insurance Companies themselves, qualified and unqualified retirement plans and certain other regulated investment companies.

The interests of a Fund’s long-term shareholders may be adversely affected by certain short-term trading activity by other Contract Owners invested in the Separate Accounts. Such short-term trading activity, when excessive, has the potential to, among other things, compromise efficient portfolio management, generate transaction and other costs, and dilute the value of Fund shares held by long-term shareholders.  This type of excessive short-term trading activity is referred to herein as “market timing.”  The Funds are not intended to serve as vehicles for market timing.  The Board has adopted policies and procedures with respect to market timing.

The Funds, directly and through its service providers, and the insurance company and non-qualified retirement plan service providers (collectively, “service providers”) takes various steps designed to deter and curtail market timing with the cooperation of the Insurance Companies. For example, in the event of a round trip transfer, complete or partial redemptions by a shareholder from a sub-account investing in a Fund is permitted; however, once a complete or partial redemption has been made from a sub-account that invests in a Fund, through a sub-account transfer, shareholders will not be permitted to transfer any value back into that sub-account (and the corresponding Fund) within fifteen (15) calendar days of the redemption. The Funds will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous fifteen (15) calendar days, whether the transfer was requested by the shareholders or a third party authorized by the shareholder. The Insurance Companies have entered into agreements with the Trust to provide upon request certain information on the trading activities of Contract Owners in an effort to help curtail market timing.

In addition to identifying any potentially disruptive trading activity, each Fund’s Board has adopted a policy of “fair value” pricing to discourage investors from engaging in market timing or other excessive trading strategies for international Funds.  The Funds’ “fair value” pricing policy is described under “Investment in Trust Shares” above and will apply to the Underlying Funds in which certain Funds invest. The Funds’ “fair value” pricing policy applies to all Funds where a significant event (as described above) has occurred. The Funds’ “fair value” pricing is described under “Investment in JNLST and JVST Shares” above.

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The policies and procedures described above are intended to deter and curtail market timing in the Funds.  However, there can be no assurance that these policies, together with those of the Insurance Companies, and any other insurance company that may invest in the Funds in the future, will be totally effective in this regard. The Funds rely on the Insurance Companies to take the appropriate steps, including daily monitoring of separate account trading activity, to further deter market timing. If they are ineffective, the adverse consequences described above could occur.

A description of Jackson National’s anti-market timing policies and procedures can be found in the appropriate variable insurance contract Prospectus (the “Separate Account Prospectus”). The rights of the Separate Accounts to purchase and redeem shares of a Fund are not affected by any Fund’s anti-market timing policies if they are not in violation of the Separate Accounts’ anti-market timing policies and procedures.

Share Redemption

A Separate Account redeems shares to make benefit or withdrawal payments under the terms of its Contracts.  Redemptions typically are processed on any day on which the Trust and the NYSE are open for business and are effected at net asset value next determined after the redemption order is received by JNAM, the Fund’s transfer agent, in proper form.

The Trust may suspend the right of redemption only under the following circumstances:

●	When the NYSE is closed (other than weekends and holidays) or trading is restricted;
●	When an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or
●	During any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

The Funds typically expect that a Fund will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds of orders to purchase Fund shares or the proceeds from the sale of portfolio securities to meet redemption requests, if consistent with the management of each Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds have in place a line of credit intended to provide short-term financing, if necessary, subject to certain conditions, in connection with stressed market conditions or atypical redemption activity. The Funds, pursuant to an exemptive order issued by the SEC and a master Interfund Lending agreement, also have the ability to lend or borrow money for temporary purposes directly to or from one another.

In the case of a liquidity event, a Fund’s share price and/or returns may be negatively impacted. If a liquidity event occurs, JNAM will notify the Board of the liquidity event and take corrective action. Corrective action may include, among other things, use of the Fund’s line of credit or Interfund Lending Program.

Dividends and Other Distributions

The Funds generally do not expect to make distributions of net investment income and their net realized capital gains. Distributions other than in redemption of Fund shares, if any, are automatically reinvested at net asset value in shares of the distributing class of that Fund.

Tax Status

Each Fund intends (and the Acquiring Fund intends to continue to) be treated as a partnership for U.S. federal income tax purposes, and neither Fund expects to make regular distributions (other than in redemption of Fund Shares) to shareholders. The interests in the Funds are generally owned by one or more Separate Accounts that hold such interests pursuant to Contracts and by Jackson National.

Each Fund is treated as a partnership separate from the Trust for purposes of the Code.  Therefore, the assets, income, and distributions, if any, of each Fund are considered separately for purposes of determining the tax classification of such Fund.

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Because the shareholders of the Funds are Separate Accounts of variable insurance contracts and Jackson National, there are no tax consequences to those shareholders from buying, holding, exchanging and selling shares of the Funds. Distributions from the Funds, if any, are not taxable to those shareholders.  However, owners of Contracts should consult the applicable Separate Account Prospectus for more detailed information on tax issues related to the Contracts.

Each Fund intends (and the Acquiring Fund intends to continue) to comply with the diversification requirements currently imposed by the Code and U.S. Treasury regulations thereunder, on separate accounts of insurance companies as a condition of maintaining the tax-advantaged status of the Contracts issued by Separate Accounts.  The Investment Advisory and Management Agreement requires the Funds to be operated in compliance with these diversification requirements.  The Adviser may depart from the investment strategy of a Fund only to the extent necessary to meet these diversification requirements.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Acquired Fund and the Acquiring Fund for the past five years or, if shorter, the period of the Fund’s operations. The following tables provide selected per share data for one share of each Fund. The total returns in the financial highlights table represent the rate that an investor would have earned (or lost) on an investment in the Acquired Fund or the Acquiring Fund (assuming reinvestment of all dividends and distributions) held for the entire period. The information does not reflect any charges imposed under a Contract.  If charges imposed under a variable contract were reflected, the returns would be lower.  You should refer to the appropriate Contract prospectus regarding such charges. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor.

The annual information below has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Trust’s Annual Report. The information as of June 30, 2018 has not been audited. Each Fund’s financial statements are included in the Trust’s Annual and Semi-Annual Reports, which are available upon request.

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JNL Series Trust – Acquired Fund and Acquiring Fund

Financial Highlights

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios(a)(b)
Period ended	Net asset value, beginning of period($)	Net investment income (loss ($)(c)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return (%)(d)	Net assets, end of period (in thousands)($)	Portfolio turnover (%)(e)		Net expenses to average net assets(%)(f)	Total expenses to average net assets(%)(f)	Net investment income (loss) to average net assets(%)

JNL/Mellon Capital 10 x 10 Fund (Acquired Fund)(n)
Class A
06/30/18	13.83	(0.02)	0.23	0.21	—	—	14.04	1.52	472,565	1		0.36	0.36	(0.36)
12/31/17	11.90	0.22	1.71	1.93	—	—	13.83	16.22	497,782	111	(h)	0.14	0.14	1.70
12/31/16	10.62	0.15	1.13	1.28	—	—	11.90	12.05	435,310	12		0.05	0.05	1.40
12/31/15	11.39	0.22	(0.48)	(0.26)	(0.23)	(0.28)	10.62	(2.26)	409,603	9		0.05	0.05	1.93
12/31/14	11.07	0.23	0.68	0.91	(0.20)	(0.39)	11.39	8.26	436,823	7		0.05	0.05	1.99
12/31/13	8.90	0.21	2.24	2.45	(0.21)	(0.07)	11.07	27.70	393,747	9		0.05	0.05	2.07

Class I
06/30/18	13.84	0.00	0.24	0.24	—	—	14.08	1.73	1	1		—	—	0.00
12/31/17 ‡‡	13.03	0.00	0.81	0.81	—	—	13.84	6.22	1	111	(h)	—	—	0.00

JNL/Mellon Capital Index 5 Fund (Acquiring Fund)(n)
Class A
06/30/18	14.62	(0.03)	0.31	0.28	—	—	14.90	1.92	983,716	1		0.36	0.36	(0.36)
12/31/17	12.68	0.20	1.74	1.94	—	—	14.62	15.30	1,025,322	109	(h)	0.14	0.14	1.47
12/31/16	11.33	0.04	1.31	1.35	—	—	12.68	11.92	846,638	6		0.05	0.05	0.31
12/31/15	12.16	0.17	(0.34)	(0.17)	(0.22)	(0.44)	11.33	(1.47)	757,495	5		0.05	0.05	1.35
12/31/14	12.20	0.22	0.43	0.65	(0.18)	(0.51)	12.16	5.30	751,361	7		0.05	0.05	1.79
12/31/13	10.16	0.17	2.23	2.40	(0.17)	(0.19)	12.20	23.74	714,309	8		0.05	0.05	1.51

Class I
06/30/18	14.63	0.00	0.31	0.31	—	—	14.94	2.12	1	1		—	—	0.00
12/31/17 ‡‡	13.88	0.00	0.75	0.75	—	—	14.63	5.40	1	109	(h)	—	—	0.00

‡	Effective September 25, 2017, Class I shares were offered by the Fund.
(a)	Annualized for periods less than one year.
(b)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and Underlying Fund’s expenses.
(c)	Calculated using the average shares method.
(d)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges and if it did performance would be lower.
(e)	Portfolio turnover is not annualized for periods of less than one year. Portfolio turnover for the Funds of Funds is based on the Funds of Funds' purchases and sales of the Underlying Funds. Portfolio turnover for the Master Feeder Funds reflects each Master Fund’s portfolio purchases and sales.
(f)
The expenses or expense waivers for the Fund’s Class I shares were $0.00 for certain days during the period and this was a result of the net assets for the Fund being below a level to generate an expense allocation greater than $0.005 for that day.
Additionally, the expenses or expense waivers for the Fund’s Class I shares were $0.01 for certain days during the period and this was a result of the net assets for the Fund being at a level to generate an expense allocation between $0.005 and $0.01 for that day and rounded to $0.01. As a result, the ratios of net and total expenses to average net assets during the period for Class I shares can be less than or more than the anticipated ratios of net and total expenses to average net assets depending on the net assets that Class I shares acquired during the period.

(g)
Prior to September 25, 2017, the Fund did not charge a 12b-1 fee. The shareholders investing in a Fund of Funds indirectly bore any 12b-1 fees incurred by the Class A shares or regular shares, as applicable of each Underlying Fund. Effective September 25, 2017, the Fund began to charge a
Rule 12b-1 fee at a maximum annual rate of 0.30% of the average daily net assets of the Class A shares. At this time, the investment in each Underlying Fund was sold from Class A shares and purchased into Class I shares which do not charge a 12b-1 fee.

(h)

Portfolio turnover includes the purchase and sale in each Underlying Fund which was sold from Class A shares and purchased into Class I shares effective September 25, 2017.

Portfolio turnover not including the purchase and sale of each Underlying Fund was 9% for the JNL/Mellon 10 x 10 Fund (Acquired Fund) and 5% for the JNL/Mellon Capital Index Fund (Acquiring Fund).

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Outstanding Shares and Principal Shareholders

[As of January 25, 2019, the Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquired Fund.]

Because the shares of the Funds are sold only to the separate accounts of the Insurance Companies, certain funds of the Trust organized as funds-of-funds, and certain nonqualified retirement plans, the Insurance Companies, through the Separate Accounts which hold shares in the Trust as funding vehicles for the Contracts and certain retirement plans, are the owners of record of substantially all of the shares of the Trust. In addition, Jackson National, through its general account, is the beneficial owner of shares in certain of the Funds, in some cases representing the initial capital contributed at the inception of a Fund, and in other cases representing investments made for other corporate purposes. The table below shows the number of outstanding shares of the Acquired Fund as of the Record Date.

Fund	Total Number of Outstanding Shares
10 x 10 Fund (Class A)	[To be Provided]
10 x 10 Fund (Class I)	[To be Provided]

As of the Record Date, [January 25, 2019], the following person(s) owned 5% or more of the shares of the Acquired Fund either beneficially or of record:

10 x 10 Fund – Class A Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

10 x 10 Fund – Class I Shares
Contract Owner’s Name/Address	Percent Ownership of Shares of the Fund	Percent Ownership of Shares of the Combined Fund (assuming the Reorganization occurs)
[To be Provided]	[To be Provided]	[To be Provided]

*   *   *   *   *

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APPENDIX A

PLAN OF REORGANIZATION

JNL SERIES TRUST

JNL/Mellon Capital Index 5 Fund

JNL/Mellon Capital 10 x 10 Fund

This Plan of Reorganization has been entered into on April 26, 2019, by JNL SERIES TRUST (the “Trust”), a Massachusetts business trust, on behalf of its JNL/Mellon Capital 10 x 10 Fund (the “10 x 10 Fund,” or the “Acquired Fund”) and the JNL/Mellon Capital Index 5 Fund (the “Index 5 Fund,” or the “Acquiring Fund”).

WHEREAS, the Trust is registered with the U.S. Securities and Exchange Commission in accord with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and has established several separate series of shares (“funds”), with each fund having its own assets and investment policies;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has determined that participation in the transaction described herein is in the best interests of the Acquired Fund and the Acquiring Fund, and that the interests of the existing shareholders of the Acquired Fund and the Acquiring Fund will not be diluted as a result of the transaction described herein;

WHEREAS, Article II, Section 2.1 of the Trust’s Amended and Restated Declaration of Trust, dated September 25, 2017 (the “Declaration of Trust”), authorizes the Board of Trustees to conduct the business of the Trust and carry on its operations;

WHEREAS, the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust, has approved the reorganization of the Acquired Fund with and into the Acquiring Fund (the “Reorganization”); and

WHEREAS, the Reorganization is intended to be treated as a “partnership merger” under Treasury Regulations under Section 708 of the Internal Revenue Code of 1986, as amended (the “Code”), pursuant to which the combined Fund is treated as a continuation of the Fund that has the greater net asset value on the Closing Date (the “Continuing Fund”) and the other Fund is treated as terminating (the “Terminating Fund”).

NOW, THEREFORE, all the assets, liabilities, and interests of the Acquired Fund shall be transferred on the Closing Date to the Acquiring Fund, as described below; provided, however, that the Board of Trustees may terminate this Plan of Reorganization at or prior to the Closing Date:

1.	The Closing Date shall be April 26, 2019, or if the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund or the Acquiring Fund (each, an “Exchange”) is closed to trading or trading thereon is restricted, or trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees, accurate appraisal of the value of either the Acquired Fund’s or the Acquiring Fund’s net assets and/or the net asset value per share of Acquiring Fund shares is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored;
2.	The obligations of the Acquired Fund and the Acquiring Fund to complete the transaction described herein shall be subject to receipt by the Acquired Fund and the Acquiring Fund of an opinion of tax counsel substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements, and court decisions, and subject to certain qualifications, under Section 723 of the Code, the Continuing Fund’s tax basis in the assets of the Terminating Fund treated as transferred to the Continuing Fund in the Reorganization will more likely than not be the same as the Terminating Fund’s tax basis in such assets immediately prior to the Reorganization; and under Section 1223(2) of the Code, the Continuing Fund’s holding periods in the assets treated as received from the Terminating Fund in the Reorganization will more likely than not include the Terminating Fund’s holding periods in such assets. The delivery of such opinion is conditioned upon receipt by tax counsel of representations it shall request from the Acquired Fund and the Acquiring Fund.
A-1

3.	On or before the Closing Date, and before effecting the Reorganization transaction described herein, the Trust shall have received a satisfactory written opinion of legal counsel as to such transaction that the securities to be issued in connection with such transaction have been duly authorized and, when issued in accordance with this Plan of Reorganization, will have been validly issued and fully paid and will be non-assessable by the Trust on behalf of the Acquiring Fund.
4.	In exchange for all of its shares of the Acquired Fund, each shareholder of such Acquired Fund shall receive a number of shares, including fractional shares, of the corresponding share class of the Acquiring Fund equal in dollar value to the number of whole and fractional shares that such shareholder owns in such Acquired Fund. Each shareholder of such Acquired Fund shall thereupon become a shareholder of the Acquiring Fund.
5.	For purposes of this transaction, the value of the shares of the Acquiring Fund and the Acquired Fund shall be determined as of 4:00 p.m., Eastern Time, on the Closing Date. Those valuations shall be made in the usual manner as provided in the relevant prospectus of the Trust.
6.	Upon completion of the foregoing transaction, the Acquired Fund shall be terminated and no further shares shall be issued by it. The classes of the Trust’s shares representing such Acquired Fund shall thereupon be closed and the shares previously authorized for those classes shall be reclassified by the Board of Trustees. The Trust’s Board of Trustees and management of the Trust shall take whatever actions may be necessary under Massachusetts law and the 1940 Act to effect the termination of the Acquired Fund.
7.	The costs and expenses associated with the Reorganization relating to preparing, filing, printing and mailing of material and related disclosure documents, and the costs and expenses related to the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by Jackson National Asset Management, LLC (“JNAM”), and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization. The legal expenses associated with the Reorganization, including the legal fees incurred in connection with the analysis under the Code of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion, will also be borne by JNAM.

A copy of the Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts. Notice is hereby given that this instrument is executed on behalf of the Trustees as Trustees, and is not binding on any of the Trustees, officers, or shareholders of the Trust individually, but only binding on the assets and properties of the Trust.

IN WITNESS WHEREOF, the Trust, on behalf of the 10 x 10 Fund and the Index 5 Fund, has caused this Plan of Reorganization to be executed and attested in the City of Chicago, State of Illinois, on the date first written above.

JNL SERIES TRUST

By:
Mark D. Nerud, Trustee, President, and
Chief Executive Officer

Attest:
Susan S. Rhee, Vice President, Chief Legal
Officer, and Secretary

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APPENDIX B

More Information on Strategies and Risk Factors

Acquired Fund

JNL/Mellon Capital 10 x 10 Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation and income.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of the following Funds (“Underlying Funds”):

●	50% in the Class I shares of the JNL/Mellon Capital JNL 5 Fund*;
●	10% in the Class I shares of the JNL/Mellon Capital S&P 500 Index Fund*;
●	10% in the Class I shares of the JNL/Mellon Capital S&P 400 MidCap Index Fund*;
●	10% in the Class I shares of the JNL/Mellon Capital Small Cap Index Fund*;
●	10% in the Class I shares of the JNL/Mellon Capital International Index Fund*; and
●	10% in the Class I shares of the JNL/Mellon Capital Bond Index Fund*.

The JNL/Mellon Capital JNL 5 Fund seeks to achieve its objective by investing in securities that are identified by a model based on 5 different specialized strategies:

●	20% in the Dow 10 Strategy, a dividend yielding strategy;
●	20% in the S&P 10 Strategy, a blended valuation-momentum strategy;
●	20% in the Global 15 Strategy; a dividend yielding strategy;
●	20% in the 25 Strategy, a dividend yielding strategy; and
●	20% in the Select Small-Cap Strategy, a small capitalization strategy.

Under all market conditions, the Fund seeks to maintain the aforementioned target weights to the Underlying Funds, although market movements may result in some variance around the target weights. The Fund is rebalanced at least once per year, and daily flows in and out of the Fund are allocated in a manner to help minimize dispersion from the target weights of the Underlying Funds.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy, although derivatives are not utilized as a primary strategy. Some of the Underlying Funds, particularly the JNL/Mellon Capital JNL 5 Fund and the JNL/Mellon Capital International Index Fund, will hold a significant amount of foreign securities in order to execute their investment strategy.

* The Funds are referred to as the “Underlying Funds” and are also further described in this Prospectus and in the Prospectus of JNL Variable Fund LLC.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the investment techniques of Jackson National Asset Management, LLC (the “Adviser”) otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Derivatives risk
•	Financial services risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Index investing risk

B-1

•	License termination risk
•	Limited management, trading cost and rebalance risk
•	Passive investment risk
•	Portfolio turnover risk
•	Underlying funds risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Currency risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Market risk
•	Mid-capitalization investing risk
•	Prepayment risk
•	Redemption risk
•	Regulatory investment limits risk
•	Settlement risk
•	Small-capitalization investing risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds’ sub-advisers’ abilities to effectively implement the investment strategies of the Underlying Funds.

The Fund’s Statement of Additional Information has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Acquiring Fund

JNL/Mellon Capital Index 5 Fund

Class A

Class I

Investment Objective. The investment objective of the Fund is capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of the following Funds (“Underlying Funds”):

●	20% in the JNL/Mellon Capital S&P 500 Index Fund*;
●	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund*;
●	20% in the JNL/Mellon Capital Small Cap Index Fund*;
●	20% in the JNL/Mellon Capital International Index Fund*; and
●	20% in the JNL/Mellon Capital Bond Index Fund*.
B-2

Under all market conditions, the Fund seeks to maintain the aforementioned target weights to the Underlying Funds, although market movements may result in some variance around the target weights. The Fund is rebalanced at least once per year, and daily flows in and out of the Fund are allocated in a manner to help minimize dispersion from the target weights of the Underlying Funds. The Fund expects to typically represent less than 20% of each of the Underlying Fund’s net assets.

Some of the Underlying Funds may utilize a number of derivatives in order to execute their investment strategy, although derivatives are not utilized as a primary strategy. Some of the Underlying Funds, particularly the JNL/Mellon Capital International Index Fund, will hold a significant amount of foreign securities in order to execute their investment strategy.

* The Funds are referred to as the “Underlying Funds” and are also further described in this Prospectus.

Principal Risks of Investing in the Fund. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The following descriptions of the principal risks do not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments. As a managed portfolio, the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser's investment techniques otherwise failing to achieve the Fund’s investment objective. The principal risks of investing in the Fund include:

•	Credit risk
•	Derivatives risk
•	Financial services risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Index investing risk
•	Interest rate risk
•	License termination risk
•	Passive investment risk
•	Mid-capitalization investing risk
•	Portfolio turnover risk
•	Small-capitalization investing risk
•	Underlying funds risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks. There may be other risks that are not listed in this Prospectus that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Fund’s Statement of Additional Information.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks). There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective. Those additional risks are:

•	Counterparty risk
•	Currency risk
•	Cybersecurity risk
•	Expense risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Market risk
•	Prepayment risk
•	Redemption risk
•	Regulatory investment limits risk

B-3

•	Settlement risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section at the end of Appendix B for a description of these risks.

In addition, the performance of the Fund depends on the Underlying Funds' sub-advisers' abilities to effectively implement the investment strategies of the Underlying Funds.

The Fund’s Statement of Additional Information has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to it.

Glossary of Risks

Counterparty risk – Transactions involving a counterparty are subject to the credit risk of the counterparty. A Fund that enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or over-the-counter (“OTC”) derivatives contracts, or that lends its securities, runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, files for bankruptcy, or otherwise experiences a business interruption, the Fund could suffer losses, including monetary losses, miss investment opportunities or be forced to hold investments it would prefer to sell. Counterparty risk is heightened during unusually adverse market conditions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, which may cause the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because there is more time for events to occur that may prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

A Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. A Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

B-4

Credit risk – The price of a debt security can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. When a fixed-income security is not rated, the Fund’s investment manager may have to assess the risk of the security itself. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. In addition, to the extent the Fund invests in municipal bonds, they are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value, or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of a Fund’s foreign securities may be subject to greater risk because both the price of the currency (relative to the U.S. dollar) and the price of the security may fluctuate with market and economic conditions. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Cybersecurity risk – Cyber attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of the Fund’s investments. Cyber attacks on securities markets or the financial services infrastructure could cause market volatility or the failure of critical financial services. Cyber attacks on a Fund’s Sub-Adviser(s) and service providers could cause business failures or delays in daily processing, and the Funds may not be able to issue a NAV per share. As a result, cyber attacks could impact the performance of the Funds. See the “Technology Disruptions” section in this Prospectus.

Derivatives risk – Certain Funds may invest in derivatives, which are financial instruments whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives can be highly volatile and may be subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. Derivatives also are subject to a number of risks described elsewhere in this section, such as leverage risk, liquidity risk, interest rate risk, market risk, counterparty risk, and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, interest rate or index. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Certain derivatives transactions may subject the Fund to counterparty risk.

The Fund’s investment manager must choose the correct derivatives exposure versus the underlying assets to be hedged or the income to be generated, in order to realize the desired results from the investment. The Fund’s investment manager must also correctly predict price, credit or their applicable movements, during the life of a derivative, with respect to the underlying asset in order to realize the desired results from the investment.

The Fund could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The value of derivatives may fluctuate more rapidly than other investments, which may increase the volatility of the Fund, depending on the nature and extent of the derivatives in the Fund’s portfolio.

B-5

If the Fund’s investment manager uses derivatives in attempting to manage or “hedge” the overall risk of the portfolio, the strategy might not be successful and the Fund may lose money. To the extent that the Fund is unable to close out a position because of market illiquidity or counterparty default, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated on its books to cover its obligations under such derivative instruments.

The Fund may also be required to take or make delivery of an underlying instrument that the manager would otherwise have attempted to avoid. Investors should bear in mind that, while a Fund may intend to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Certain derivative transactions may have a leveraging effect on the Fund. For example, a small investment in a derivative instrument may have a significant impact on the Fund’s exposure to interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivative instrument may cause an immediate and substantial loss or gain. The Fund may engage in such transactions regardless of whether the Fund owns the asset, instrument or components of the index underlying the derivative instrument. The Fund may invest a portion of its assets in these types of instruments, which could cause the Fund’s investment exposure to exceed the value of its portfolio securities and its investment performance could be affected by securities it does not own.

The U.S. Government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). While certain of the rules are effective, other rules are not yet final and/or effective, so its ultimate impact remains unclear. The Dodd-Frank Act substantially increased regulation of the over-the-counter derivatives market and participants in that market, imposing various requirements on transactions involving instruments that fall within the Dodd-Frank Act’s definition of “swap” and “security-based swap.” It is possible that government regulation of various types of derivative instruments could potentially limit or completely restrict the ability of a Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which a Fund engages in derivative transactions could also prevent a Fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change availability of certain investments.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person or entity may hold or control in particular options and futures contracts (and certain related swap positions). All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded and, as a result, the investment manager’s trading decisions may have to be modified or positions held by a Fund may have to be liquidated in order to avoid exceeding such limits. Even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the investment manager or its affiliates may be aggregated for this purpose. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund.

Under the Dodd-Frank Act, a Fund also may be subject to additional recordkeeping and reporting requirements. In addition, the tax treatment of certain derivatives, such as swaps, is unclear under current law and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS. Other future regulatory developments may also impact a Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a Fund itself is regulated. The investment manager cannot predict the effects of any new governmental regulation that may be implemented or the ability of a Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect a Fund’s ability to achieve its investment objective.

Expense risk–Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated in the Fund’s Prospectus. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

B-6

Financial services risk– An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework; (ii) interest rate changes that may negatively affect financial service businesses; (iii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iv) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (v) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Foreign regulatory risk– The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliates. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.

Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance. In addition, foreign regulatory requirements may increase the cost of transactions in certain countries, and may increase Fund legal and compliance costs.

Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position. Such factors may adversely affect the value of securities issued by companies in foreign countries or regions.

Investments in, or exposure to, foreign securities could be affected by restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices and regulation may be inadequate or irregular. Investments in, or exposure to, emerging market countries and/or their securities markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in, or exposure to, emerging market countries.

Index investing risk–A Fund’s indexing strategy does not attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term periods of poor stock performance. Market fluctuations can cause the performance of an index to be significantly influenced by a small number of companies. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, performance of an index may be lower than the performance of funds that actively invest in stocks that comprise the index. Should a Fund engage in index sampling, the performance of the securities selected may not match the performance of the relevant index for a number of reasons, including, but not limited to: the Fund’s expenses, which the index does not bear; changes in securities markets; changes in the composition of the index; the size of the portfolio; the timing of purchases and redemptions of the Fund’s shares; and the costs and investment effects of reallocating a portion of the portfolio to comply with the diversification requirements under the Code. Certain regulatory limitations, such as Fund diversification requirements or foreign regulatory ownership requirements, may limit the ability of a Fund to completely replicate an index.

B-7

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Conversely, as interest rates decrease, the prices of fixed income securities tend to increase. In a low interest rate environment, an increase in interest rates could have a negative impact on the price of fixed income securities, and could negatively impact a Fund’s portfolio of fixed income securities. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than normal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Floating rate investments have adjustable interest rates and as a result, generally fluctuate less in response to interest rate changes than will fixed-rate investments. However, because floating rates generally only reset periodically, changes in prevailing interest rates may cause a fluctuation in a Fund’s value. In addition, extreme increases in prevailing interest rates may cause an increase in defaults on floating rate investments, which may cause a further decline in a Fund’s value. Finally, a decrease in interest rates could adversely affect the income earned by the Fund from its floating rate debt securities.

At times, when interest rates in the United States are at or near historic lows, a Fund may face increased exposure to risks associated with rising interest rates.

Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. Leverage, including borrowing, may cause the Fund to be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund. To minimize these risks, the Fund attempts to segregate on its books (cover) liquid assets sufficient to cover the value of such transactions; however, such coverage techniques may not always be successful and the Funds could lose money.

License termination risk – The Fund may rely on licenses from a third party (licensor) that permit the Fund to use that party’s intellectual property in connection with the Fund’s name and/or investment strategies. The license may be terminated by the licensor, and as a result the Fund may lose its ability to use the licensed name or strategy, or receive important data from the licensor. Accordingly, a license may have a significant effect on the future operation of the Fund, including the need to change the investment strategy.

Limited management, trading cost and rebalance risk – Investing primarily according to specific, mechanical criteria and applied on a specific date each year may prevent a Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies during the year. As a result of this investment strategy, the Fund may be subject to increased risk if one of the selected stocks declines in price or if certain sectors of the market, or economy, experience downturns. This investment strategy may also prevent taking advantage of trading opportunities that may be available to other funds.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. An “illiquid security” typically is defined as a security that cannot be sold or disposed of within seven (7) days, at a price or value at which it is carried by the Fund. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. In times of market volatility, certain securities or classes of securities may become illiquid. Government or regulatory actions may decrease market liquidity, and the liquidity for certain securities. Small-capitalization companies and companies domiciled in emerging markets pose greater liquidity and price volatility risks. Certain securities that were liquid when purchased may later become illiquid or less liquid, particularly in times of overall economic distress. Illiquid securities may also be difficult to value, may be required to be fair valued according to the valuation procedures approved by the Board, and may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed-income securities, are at or near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.

B-8

Market risk – Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock’s price to fall.

Bond market risk generally refers to credit risk and interest rate risk. Credit risk is the actual or perceived risk that the issuer of the bond will not pay the interest and principal payments when due. Bond value typically declines if the issuer’s credit quality deteriorates. Interest rate risk is the risk that interest rates will rise and the value of bonds will fall. A broad-based market drop may also cause a bond’s price to fall.

Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities or bonds. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely than those of larger, more established companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Passive investment risk – The Fund is not actively managed and may be affected by a general decline in market segments related to the Fund’s index (the “Index”). The Fund invests in securities included in, or representative of, the Index, regardless of their investment merits. Therefore, the Fund would not necessarily sell a security unless that security is removed from the Index, even if that security generally is underperforming. Unlike with an actively managed fund, the Fund does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than actively managed funds that realign their portfolios more frequently based on the real-time market trends. Additionally, the Index relies on various third-party sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Errors in index data, index computations, or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index provider for a period of time or at all, which may have an adverse impact on the Fund and its performance. The Fund, the Index provider, and the Adviser do not offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

B-9

Portfolio turnover risk – The Fund may actively trade securities or instruments, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, in seeking to achieve its objective. Doing so may increase transaction costs, which may reduce performance.

Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Redemption risk – Large redemption activity could result in the Fund being forced to sell portfolio securities at a loss or before the Adviser or Sub-Adviser would otherwise decide to do so. Large redemption activity in the Fund may also result in increased expense ratios, higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions, and other transaction costs. It could be difficult for a Fund to meet large redemption requests where there is minimal liquidity in the Fund’s portfolio securities.

Regulatory investment limits risk– The U.S. “Federal Securities Laws” may limit the amount a Fund may invest in certain securities. These limits may be Fund specific or they may apply to the investment manager. As a result of these regulatory limitations under the Federal Securities Laws and the asset management and financial industry business activities of the investment manager and its affiliates, the investment manager and the Fund may be prohibited from or limited in effecting transactions in certain securities. The investment manager and the Fund may encounter trading limitations or restrictions because of aggregation issues or other regulatory requirements. The Federal Securities Laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales. These regulatory investment limits may increase the Funds’ expenses and may limit the Funds’ performance.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Delayed settlement may affect a Fund’s liquidity due to the timing and receipt of the proceeds from the sale of that security. Loan transactions often settle on a delayed basis compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, such securities may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Small-capitalization companies often have limited product lines, narrower markets and more limited managerial and financial resources, or may depend on the expertise of a few people, than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and Sub-Adviser transitions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion, without limitation, of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high-quality debt instruments. During periods in which the Fund employs such a temporary defensive strategy or holds large cash positions, it will not be pursuing, and will not achieve, its investment objective. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.

Underlying funds risk – The risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds. The ability of the Fund to achieve its investment objective will depend in part upon the allocations of investments in the Underlying Funds and their ability to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund will be achieved. The extent to which the investment performance and risks associated with the Fund correlates to those of a particular Underlying Fund will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the Underlying Fund, which will vary. The Fund also will bear its pro-rata portion of the operating expenses of the Underlying Funds, including Management and Administrative Fees and 12b-1 fees.

B-10

STATEMENT OF ADDITIONAL INFORMATION

February 4, 2019

JNL SERIES TRUST

JNL/Mellon Capital 10 x 10 Fund

(a series of JNL Series Trust)

(the “Acquired Fund”)

AND

JNL/Mellon Capital Index 5 Fund

(a series of JNL Series Trust)

(the “Acquiring Fund”)

1 Corporate Way
Lansing, Michigan 48951
(517) 381-5500

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
JNL/Mellon Capital 10 x 10 Fund	JNL/Mellon Capital Index 5 Fund

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of the Acquired Fund into the Acquiring Fund under which the Acquiring Fund would acquire all of the assets of the Acquired Fund in exchange solely for shares of the Acquiring Fund and that Acquiring Fund’s assumption of all of the Acquired Fund’s liabilities (the “Reorganization”). This SAI is available to separate accounts, registered investment companies, and non-qualified plans of Jackson National Life Insurance Company or Jackson National Life Insurance Company of New York with amounts allocated to the Acquired Fund and to other shareholders of the Acquired Fund as of January 25, 2019.

This SAI consists of the cover page, the information set forth below and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

(1)

The Acquiring Fund’s and the Acquired Fund’s Statement of Additional Information dated August 13, 2018, as supplemented (File Nos. 033-87244 and 811-08894);

(2)

The Acquiring Fund’s Statement of Additional Information dated April 30, 2018, as supplemented (File Nos. 033-87244 and 811-08894);

(3)

The Annual Report to Shareholders of the Acquired Fund for the fiscal year ended December 31, 2017 (File Nos. 033-87244 and 811-08894);

(4)

The Annual Report to Shareholders of the Acquiring Fund for the fiscal year ended December 31, 2017 (File Nos. 033-87244 and 811-08894);

(5)

The Semi-Annual Report to Shareholders of the Acquired Fund for the period ended June 30, 2018 (File Nos. 033-87244 and 811-08894); and

(6)

The Semi-Annual Report to Shareholders of the Acquiring Fund for the period ended June 30, 2018 (File Nos. 033-87244 and 811-08894).

C-1

This SAI is not a prospectus. An Information Statement and Prospectus dated February 4, 2019, relating to the Reorganization (the “Information Statement/Prospectus”) may be obtained, without charge, by writing to the Trust at 1 Corporate Way, Lansing, Michigan 48951 or calling (517) 381-5500. This SAI should be read in conjunction with the Information Statement/Prospectus.

C-2

PRO FORMA FINANCIAL INFORMATION

JNL/Mellon Capital 10 x 10 Fund merging into JNL/Mellon Capital Index 5 Fund

The unaudited pro forma information provided herein should be read in conjunction with the annual and semi-annual reports of JNL/Mellon Capital 10 x 10 Fund (“10 x 10 Fund” or the “Acquired Fund”) and JNL/Mellon Capital Index 5 Fund (“Index 5 Fund” or the “Acquiring Fund”) dated December 31, 2017 and June 30, 2018, respectively. All shareholder reports are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the twelve months ended June 30, 2018, is intended to present supplemental data as if the proposed Reorganization of 10 x 10 Fund into Index 5 Fund (collectively, the “Funds”) had occurred as of July 1, 2017. The Reorganization is intended to combine the Acquired Fund with a similar fund currently advised by Jackson National Asset Management, LLC (“JNAM”). Both Funds are advised by JNAM. Subject to shareholder approval, the Reorganization is expected to be effective as of the close of business on April 26, 2019, or on such later date as may be deemed necessary in the judgment of the JNL Series Trust’s Board of Trustees (the “Board”) in accordance with the Plan of Reorganization (the “Closing Date”).

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Acquired Fund by the Acquiring Fund, in exchange for shares of the Acquiring Fund at net asset value. Following the Reorganization, the Acquiring Fund will be the accounting and performance survivor. As a result of the Reorganization, shareholders of the Acquired Fund would become shareholders of the Acquiring Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Information Statement/Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will all be borne by JNAM, and no sales or other charges will be imposed on Contract Owners in connection with the Reorganization. There are no transaction expenses, such as trade commissions, related fees and taxes, or any foreign exchange spread costs (“Transaction Costs”), associated with the Reorganization. It is currently anticipated that in connection with the Reorganization, the holdings in the Acquired Fund will be aligned with the Acquiring Fund in advance of the merger in accordance with the Acquiring Fund’s principal investment strategies.

The Funds currently have the same adviser, administrator, distributor, fund accounting agent, and custodian. Each service provider has entered into an agreement with JNAM which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund.

As of June 30, 2018, the net assets of the Acquired Fund and the Acquiring Fund were $472.57 million and $983.72 million, respectively.The net assets of the pro forma Acquired Fund combined with the Acquiring Fund (the “Combined Fund”) as of June 30, 2018 would have been $1,456.29 million had the Reorganization occurred on that date. The actual net assets of the Acquired Fund and the Acquiring Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date.

On a pro forma basis for the twelve months ended June 30, 2018, it is projected that the Combined Fund will incur the same amount of management expenses in the fiscal year after the Reorganization based on current fees as of August 13, 2018. There is no impact to other operating expenses had the Reorganization occurred on July 1, 2017. No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation.

Under the JNL Series Trust’s (the “Trust”) valuation policy and procedures, the Board has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

C-3

The net asset value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. JNAM has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s sub-adviser, a broker/dealer, a widely used quotation system or other approved third-party sources. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third-party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, JNAM may utilize pricing services or other sources, including each Fund’s sub-adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires JNAM to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

C-4

The proposed Reorganization is not expected to be a taxable event for federal income tax purposes for Contract Owners. The Reorganization is not expected to result in any material adverse federal income tax consequences to the shareholders of the Acquired Fund.

If the Reorganization is consummated, the Combined Fund would seek to continue to be treated as a partnership for U.S. federal income tax purposes, if such qualification is in the best interests of shareholders. Accordingly, no provision for federal income taxes is required.

The Acquired Fund and the Acquiring Fund are organized as partnerships and, as such, had no net capital loss carryforwards as of June 30, 2018.

C-5

PART C
OTHER INFORMATION

Item 15.  Indemnification
Amended and Restated Declaration of Trust:  Article IV of the Registrant's Amended and Restated Declaration of Trust, provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having  been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.
Article IV, Section 4.3 of the Registrant's Amended and Restated Declaration of Trust, provides the following:
(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 4.3 of the Registrant's Amended and Restated Declaration of Trust, a "Non-interested Trustee" is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.
Indemnification Arrangements:  The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.
Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant.

Item 16. Exhibits

(1)		Amended and Restated Agreement and Declaration of Trust of Registrant dated September 25, 2017.[2][0]

(2)		Amended and Restated By-Laws of Registrant, dated September 25, 2017.[19]

(3)		Not Applicable

(4)		Plan of Reorganization, filed as Appendix A to the Proxy Statement and Prospectus set forth in Part A to this Registration Statement on Form N-14.

(5)
Provisions of instruments defining the rights of holders of the securities being registered are contained in the Registrant's Amended and Restated Agreement and Declaration of Trust and By-laws (Exhibits (1) and (2)).

(6) (a)		Jackson National Asset Management, LLC ("JNAM")

	(i)	Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[11]

	(ii)	Amendment, effective September 16, 2013, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[11]

	(iii)	Amendment, effective April 28, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[12]

	(iv)	Amendment, effective June 4, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[13]

	(v)	Amendment, effective September 15, 2014, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[13]

	(vi)	Amendment, effective April 27, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[14]

	(vii)	Amendment, effective July 1, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[15]

	(viii)	Amendment, effective September 28, 2015, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[15]

	(ix)	Amendment, effective April 25, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[16]

	(x)	Amendment, effective September 19, 2016, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[17]

	(xi)	Amendment, effective April 24, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013. [19]

	(xii)	Amendment, effective July 1, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[19]

	(xiii)	Amendment, effective September 25, 2017, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[19]

	(xiv)	Amendment, effective January 1, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[2][0]

	(xv)	Amendment, effective April 30, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[2][0]

	(xvi)	Amendment, effective August 13, 2018, to Amended and Restated Investment Advisory and Management Agreement between JNAM and Registrant, effective July 1, 2013.[21]

(7) (a)	(i)	Second Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC ("JNLD"), effective July 1, 2017.[19]

	(ii)	Amendment, effective September 25, 2017, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[19]

	(iii)	Amendment, effective August 13, 2018, to Second Amended and Restated Distribution Agreement between Registrant and JNLD, effective July 1, 2017.[21]

(8)		Not Applicable.

(9) (a)	(i)	Master Global Custody Agreement between Registrant and JPMorgan Chase Bank, N.A. ("JPMorgan Chase"), dated August 12, 2009.[1]

	(ii)	International Proxy Voting Addendum, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1]

	(iii)	Mutual Fund Rider, dated August 12, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[1]

	(iv)	Amendment, dated September 28, 2009, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[2]

	(v)	Amendment, dated May 1, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[3]

	(vi)	Amendment, dated October 11, 2010, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[4]

	(vii)	Amendment, effective April 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[5]

	(viii)	Amendment, effective August 29, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[6]

	(ix)	Amendment, effective October 1, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

	(x)	Amendment, effective December 12, 2011, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[7]

	(xi)	Amendment, effective April 30, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[8]

	(xii)	Amendment, effective August 29, 2012, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[9]

	(xiii)	Amendment, effective April 29, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[9]

	(xiv)	Amendment, effective September 16, 2013, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[11]

	(xv)	Amendment, effective April 28, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[12]

	(xvi)	Amendment, effective September 2, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[13]

	(xvii)	Amendment, effective September 15, 2014, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[13]

	(xviii)	Amendment, effective April 27, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[14]

	(xix)	Amendment, effective June 19, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[15]

	(xx)	Amendment, effective July 1, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[15]

	(xxi)	Amendment, effective September 28, 2015, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[15]

	(xxii)	Amendment, effective April 25, 2016, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[16]

	(xxiii)	Amendment, effective April 24, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[18]

	(xxiv)	Amendment, effective September 25, 2017, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[19]

	(xxv)	Amendment, effective June 29, 2018, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[21]

	(xxvi)	Amendment, effective August 13, 2018, to the Master Global Custody Agreement between Registrant and JPMorgan Chase, dated August 12, 2009.[21]

(10) (a)	(i)	Amended and Restated Distribution Plan, effective July 1, 2017.[19]

	(ii)	Amendment, effective September 25, 2017, to Amended and Restated Distribution Plan, effective July 1, 2017.[19]

	(iii)	Amendment, effective August 13, 2018, to Amended and Restated Distribution Plan, effective July 1, 2017.[21]

(b)	(i)	Multiple Class Plan, effective April 29, 2013.[9]

	(ii)	Amendment, effective September 16, 2013, to Multiple Class Plan, effective April 29, 2013.[11]

	(iii)	Amendment, effective April 28, 2014, to Multiple Class Plan, effective April 29, 2013.[12]

	(iv)	Amendment, effective September 15, 2014, to Multiple Class Plan, effective April 29, 2013.[13]

	(v)	Amendment, effective April 27, 2015, to Multiple Class Plan, effective April 29, 2013.[14]

	(vi)	Amendment, effective September 28, 2015, to Multiple Class Plan, effective April 29, 2013.[15]

	(vii)	Amendment, effective April 25, 2016, to Multiple Class Plan, effective April 29, 2013.[16]

	(viii)	Amendment, effective September 19, 2016, to Multiple Class Plan, effective April 29, 2013.[17]

	(ix)	Amendment, effective April 24, 2017, to Multiple Class Plan, effective April 29, 2013.[18]

	(x)	Amendment, effective September 25, 2017, to Multiple Class Plan, effective April 29, 2013.[19]

	(xi)	Amendment, effective August 13, 2018, to Multiple Class Plan, effective April 29, 2013.[21]

(11)		Opinion and Consent of Counsel regarding legality of shares being registered, attached hereto.

(12)		Opinion and Consent of Counsel regarding tax matters and consequences to shareholders discussed in the Proxy Statement and Prospectus, to be filed by amendment.

(13) (a)	(i)	Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[11]

	(ii)	Amendment, effective September 5, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[11]

	(iii)	Amendment, effective September 16, 2013, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[11]

	(iv)	Amendment, effective April 28, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[12]

	(v)	Amendment, effective June 4, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[13]

	(vi)	Amendment, effective September 15, 2014, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[13]

	(vii)	Amendment, effective April 27, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[14]

	(viii)	Amendment, effective September 28, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[15]

	(ix)	Amendment, effective October 1, 2015, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[15]

	(x)	Amendment, effective April 25, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[16]

	(xi)	Amendment, effective September 19, 2016, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[17]

	(xii)	Amendment, effective April 24, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[18]

	(xiii)	Amendment, effective September 25, 2017, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013. [20]

	(xix)	Amendment, effective August 13, 2018, to Amended and Restated Administration Agreement between Registrant and JNAM, effective July 1, 2013.[21]

(b)	(i)	Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[10]

	(ii)	Amendment, effective June 29, 2018, to Anti-Money Laundering Agreement between Registrant and Jackson National Life Insurance Company, dated November 27, 2012.[21]

(c)	(i)	Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[16]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company and its Separate Accounts, dated April 1, 2016.[21]

(d)	(i)
Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[16]

(ii)
Amendment, effective June 29, 2018, to Amended and Restated Contract Owner Information Agreement, pursuant to Rule 22c-2 between Registrant and Jackson National Life Insurance Company of New York and its Separate Accounts, dated April 1, 2016.[21]

(e)	(i)
Master InterFund Lending Agreement, dated as April 27, 2015, by and among the series listed of the Registrant, JNL Investors Series Trust, JNL Variable Fund LLC, JNL Strategic Income Fund LLC, Jackson Variable Series Trust and Curian Series Trust and JNAM and Curian Capital LLC.[14]

	(ii)	Amendment, effective February 2, 2016, to Master Interfund Lending Agreement dated April 27, 2015.[16]

	(iii)	Amendment, effective June 1, 2018, to Master Interfund Lending Agreement dated April 27, 2015.[21]

(f)	(i)	Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[8]

	(ii)	Amendment, effective April 30, 2012, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[8]

	(iii)	Amendment, effective April 29, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[9]

	(iv)	Amendment, effective September 16, 2013, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM dated February 28, 2012.[11]

	(v)	Amendment, effective April 28, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[12]

	(vi)	Amendment, effective September 15, 2014, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[13]

	(vii)	Amendment, effective April 27, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[14]

	(viii)	Amendment, effective September 28, 2015, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[15]

	(ix)	Amendment, effective April 25, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[16]

	(x)	Amendment, effective September 19, 2016, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[17]

	(xi)	Amendment, effective April 24, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[18]

	(xii)	Amendment, effective September 25, 2017, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[19]

	(xiii)	Amendment, effective August 13, 2018, to Amended and Restated Transfer Agency Agreement between Registrant and JNAM, dated February 28, 2012.[21]

(14)		Consent of Independent Registered Public Accounting Firm, attached hereto.

(15)		None.

(16)		Powers of Attorney, dated June 1, 2018, attached hereto.

(17)		Not Applicable.

[1]
Incorporated by reference to Registrant's Post-Effective Amendment No. 73 to its registration statement on Form N-1A (033-87244; 811-8894) ("Registration Statement") filed with the Securities and Exchange Commission ("SEC") on September 23, 2009.

[2]	Incorporated by reference to Registrant's Post-Effective Amendment No. 74 to its Registration Statement on Form N-1A filed with the SEC on December 18, 2009.
[3]	Incorporated by reference to Registrant's Post-Effective Amendment No. 78 to its Registration Statement on Form N-1A filed with the SEC on April 30, 2010.
[4]	Incorporated by reference to Registrant's Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A filed with the SEC on October 8, 2010.
[5]	Incorporated by reference to Registrant's Post-Effective Amendment No. 89 to its Registration Statement on Form N-1A filed with the SEC on April 29, 2011.
[6]	Incorporated by reference to Registrant's Post-Effective Amendment No. 95 to its Registration Statement on Form N-1A filed with the SEC on August 26, 2011.
[7]	Incorporated by reference to Registrant's Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A filed with the SEC on December 9, 2011.
[8]	Incorporated by reference to Registrant's Post-Effective Amendment No. 104 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2012.
[9]	Incorporated by reference to Registrant's Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A filed with the SEC on December 19, 2012.
[10]	Incorporated by reference to Registrant's Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A filed with the SEC on April 26, 2013.
[11]	Incorporated by reference to Registrant's Post-Effective Amendment No. 116 to its Registration Statement on Form N-1A filed with the SEC on September 13, 2013.
[12]	Incorporated by reference to Registrant's Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A filed with the SEC on April 25, 2014.
[13]	Incorporated by reference to Registrant's Post-Effective Amendment No. 125 to its Registration Statement on Form N-1A filed with the SEC on September 12, 2014.
[14]	Incorporated by reference to Registrant's Post-Effective Amendment No. 129 to its Registration Statement on Form N-1A filed with the SEC on April 24, 2015.
[15]	Incorporated by reference to Registrant's Post-Effective Amendment No. 134 to its Registration Statement on Form N-1A filed with the SEC on September 25, 2015.
[16]	Incorporated by reference to Registrant's Post-Effective Amendment No. 139 to its Registration Statement on Form N-1A filed with the SEC on April 22, 2016.
[17]	Incorporated by reference to Registrant's Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A filed with the SEC on September 16, 2016.
[18]	Incorporated by reference to Registrant's Post-Effective Amendment No. 149 to its Registration Statement on Form N-1A filed with the SEC on April 21, 2017.
[19]	Incorporated by reference to Registrant's Post-Effective Amendment No. 155 to its Registration Statement on Form N-1A filed with the SEC on September 22, 2017.
[20]	Incorporated by reference to Registrant's Post-Effective Amendment No. 157 to its Registration Statement on Form N-1A filed with the SEC on April 27, 2018.
[21]	Incorporated by reference to Registrant's Post-Effective Amendment No. 161 to its Registration Statement on Form N-1A filed with the SEC on August 10, 2018.

Item 17.  Undertakings
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The Registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended (the "1933 Act"), this Registration Statement has been signed on behalf of the Registrant, in the City of Lansing and the State of Michigan on the 21st day of December 2018.

JNL SERIES TRUST
/s/Susan S. Rhee
Susan S. Rhee
Vice President, Chief Legal Officer and Secretary

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Susan S. Rhee *	December 21, 2018
Eric O. Anyah
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Michael J. Bouchard
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Ellen Carnahan
Trustee

/s/ Susan S. Rhee *	December 21, 2018
William J. Crowley, Jr.
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Michelle Engler
Trustee

/s/ Susan S. Rhee *	December 21, 2018
John W. Gillespie
Trustee

/s/ Susan S. Rhee *	December 21, 2018
William R. Rybak
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Mark S. Wehrle
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Edward C. Wood
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Patricia A. Woodworth
Trustee

/s/ Susan S. Rhee *	December 21, 2018
Mark D. Nerud
Trustee, President and Chief Executive Officer (Principal Executive Officer)

/s/ Susan S. Rhee *	December 21, 2018
Daniel W. Koors
Vice President, Treasurer and Chief Financial Officer (Principal Financial Officer)

*Signed by Susan S. Rhee, Attorney In Fact

EXHIBIT LIST

Exhibit Number	Exhibit Description
(11)	Opinion and Consent of Counsel regarding legality of shares being registered
(14)	Consent of Independent Registered Public Accounting Firm
(16)	Powers of Attorney, dated June 1, 2018